UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04642

                             Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

100 Pearl Street

                         Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                         Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 367-5877

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

VIRTUS VARIABLE INSURANCE TRUST

SEMIANNUAL REPORT

Virtus Capital Growth Series

Virtus Growth & Income Series

Virtus International Series

Virtus Multi-Sector Fixed Income Series

Virtus Premium AlphaSector® Series

Virtus Real Estate Securities Series

Virtus Small-Cap Growth Series

Virtus Small-Cap Value Series

Virtus Strategic Allocation Series

June 30, 2014

The Semiannual Report describes one or more Series available for underlying investment through your variable contract. For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.	Not FDIC Insured No Bank Guarantee May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Series voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Series with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

MESSAGE TO SHAREHOLDERS

Dear Virtus Variable Investment Trust Investors:

The first six months of 2014 were generally strong for equities, despite some volatility at the beginning of the year. Several events during January and February, including uncertainty around the emerging markets economies, the Russia-Ukraine crisis, a winter-related slowing of U.S. growth, and the Federal Reserve’s (the “Fed”) asset purchase tapering prompted investors to seek “safety” in other investments, such as bonds. As March drew to a close, worries eased and stocks regained their footing.

For the six-month period ended June 30, 2014, the U.S. stock market had moderate gains. The S&P 500® Index returned 7.14%, the Dow Jones Industrial Average rose 2.68%, and the NASDAQ® Composite Index was up 6.18%. Within international equities, developed markets led by Europe, generally posted strong returns, while emerging markets had a slow first quarter but rebounded strongly in the second quarter to surpass developed market stocks for the six-month period.

The year-end 2013 rally in the bond market continued into 2014 as worries about rising interest rates subsided. The broad fixed income market, as measured by the Barclays U.S. Aggregate Bond Index, rose 3.93% for the six-month period. The 10-year U.S. Treasury yield, which had risen above 3.00% at the end of 2013 for the first time since July 2011, was at 2.53% as of June 30.

Looking ahead, the prospect of higher interest rates will likely resurface, particularly as the Fed ends its bond purchases later this year. However, higher rates signify an improving economy, and should give investors reason for optimism. The U.S. is showing signs of a return to growth in hiring, consumer spending, and housing. Future market direction will be determined largely by the ability of corporations to continue to produce robust earnings. Globally, optimism is spreading, as Europe’s economy is gaining strength, and China’s recovery appears to be advancing slowly.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your variable product portfolio is adequately diversified across asset classes and investment strategies.

Thank you for entrusting Virtus with your assets. Should you have questions or require assistance, our customer service team is here to help at 1-866-270-7788. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Variable Insurance Trust

July 2014

Variable insurance products are sold by prospectus. You should carefully consider investment objectives, charges, expenses and risks before you invest. The contract prospectuses and underlying Series prospectuses contain this and other important information about the variable insurance product. You may obtain contract prospectuses from your registered representative. You may obtain Series prospectuses by contacting us at 1-800-367-5877 or Virtus.com. Please read the prospectuses carefully before you invest.

KEY INVESTMENT TERMS

JUNE 30, 2014 (Unaudited)

American Depositary Receipt (ADR)

Represents shares of non-U.S. companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or trust. Non-U.S. companies use ADRs in order to make it easier for Americans to buy their shares. An ADR is likely to be traded over the counter.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial Average (DJIA)

A market indicator composed of 30 actively traded blue chip U.S. stocks. While the index attempts to be representative of the U.S. economy as a whole, it is somewhat heavily weighted toward industrials. It is a price-weighted average, which means that the price movement of each stock is weighted equally regardless of its market capitalization. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

Exchange-Traded Fund (ETF)

An open-end investment company that is traded like a stock.

Federal Reserve (the “Fed”)

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

NASDAQ® Composite Index (NASDAQ)

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ® Composite Index is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

PIK (Payment-in-Kind)

A bond which pays interest in the form of additional bonds, or preferred stock that pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Sponsored American Depositary Receipt (Sponsored ADR)

An ADR that is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

VIRTUS VARIABLE INSURANCE TRUST

Disclosure of Series Expenses (Unaudited)

For the six-month period of January 1, 2014 to June 30, 2014

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Series (each a “Series”) of Virtus Variable Insurance Trust (the “Trust”), you incur ongoing costs including investment advisory fees and other expenses. These expense examples are intended to help you understand your ongoing costs (in dollars) of investing in a Series and to compare these costs with the ongoing costs of investing in other mutual funds. These expense examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates a Series’ costs in two ways.

Actual Expenses

This section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, your costs would have been higher.

Hypothetical Example for Comparison Purposes

This section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Series and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, this section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During Period*
Capital Growth Series
Actual
Class A	$1,000.00	$1,033.00	1.03%	$5.19

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.62	1.03	5.17
Growth & Income Series
Actual
Class A	$1,000.00	$1,076.10	0.98%	$5.04

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.87	0.98	4.92
International Series
Actual
Class A	$1,000.00	$1,081.80	1.18%	$6.09
Class I	1,000.00	1,082.60	0.93	4.80

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.87	1.18	5.92
Class I	1,000.00	1,020.13	0.93	4.67
Multi-Sector Fixed Income Series
Actual
Class A	$1,000.00	$1,056.60	0.94%	$4.79
Class I	1,000.00	1,057.90	0.69	3.52

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.08	0.94	4.72
Class I	1,000.00	1,021.33	0.69	3.46
Premium AlphaSector® Series
Actual
Class A	$1,000.00	$1,065.60	1.70%	$8.71
Class I	1,000.00	1,066.50	1.45	7.43

Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.26	1.70	8.53
Class I	1,000.00	1,017.51	1.45	7.28
Real Estate Securities Series
Actual
Class A	$1,000.00	$1,180.80	1.16%	$6.27
Class I	1,000.00	1,182.50	0.91	4.92

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.97	1.16	5.82
Class I	1,000.00	1,020.23	0.91	4.57
Small-Cap Growth Series
Actual
Class A	$1,000.00	$965.50	1.19%	$5.80
Class I	1,000.00	966.90	0.94	4.58

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.82	1.19	5.97
Class I	1,000.00	1,020.08	0.94	4.72

VIRTUS VARIABLE INSURANCE TRUST

Disclosure of Series Expenses (Unaudited) (Continued)

For the six-month period of January 1, 2014 to June 30, 2014

Expense Table—continued
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During Period*
Small-Cap Value Series
Actual
Class A	$1,000.00	$966.90	1.20%	$5.85

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.77	1.20	6.02
Strategic Allocation Series
Actual
Class A	$1,000.00	$1,062.70	0.98%	$5.01

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.87	0.98	4.92

*	Expenses are equal to the relevant Series’ annualized expense ratio which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period. Exceptions noted below.

A Series may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about a Series’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, including contractual charges associated with the separate account, refer to the Series prospectus and the contract prospectus.

VIRTUS VARIABLE INSURANCE TRUST

Portfolio Holdings Summary Weightings

June 30, 2014 (Unaudited)

For each Series, the following tables present portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector.

Capital Growth Series

Information Technology	34%
Consumer Discretionary	18
Industrials	13
Health Care	11
Consumer Staples	11
Financials	5
Materials	4
Other (includes short-term investments)	4

Total	100%

Growth & Income Series

Information Technology	20%
Financials	18
Industrials	16
Consumer Discretionary	14
Energy	14
Health Care	8
Materials	4
Other (includes securities lending collateral)	6

Total	100%

International Series

Financials	21%
Energy	15
Consumer Staples	15
Industrials	12
Materials	11
Health Care	8
Information Technology	8
Other (includes short-term investments)	10

Total	100%

Multi-Sector Fixed Income Series

Corporate Bonds		55%
Financials	22%
Energy	8
Consumer Discretionary	7
Industrials	5
Total of all others	13
Mortgage-Backed Securities		12
Loan Agreements		12
Foreign Government Securities		11
Asset-Backed Securities		4
Preferred Stock		4
Other (includes short-term investments)		2

Total		100%

Premium AlphaSector® Series

Health Care	13%
Information Technology	13
Materials	13
Utilities	13
Consumer Staples	12
Energy	12
Financials	12
Industrial	12

Total	100%

Real Estate Securities Series

Regional Malls	20%
Apartments	18
Office	12
Self Storage	10
Industrials	10
Shopping Centers	9
Lodging/Resorts	7
Other (includes short-term investments)	14

Total	100%

Small-Cap Growth Series

Information Technology	32%
Consumer Discretionary	16
Health Care	15
Industrials	14
Financials	8
Consumer Staples	8
Materials	3
Other (includes short-term investments)	4

Total	100%

Small-Cap Value Series

Information Technology	25%
Financials	19
Industrials	18
Consumer Discretionary	11
Consumer Staples	9
Health Care	6
Energy	5
Other (includes short-term investments)	7

Total	100%

Strategic Allocation Series

Common Stock		59%
Information Technology	12%
Financials	11
Industrials	9
Energy	8
Consumer Discretionary	8
Total of all other common stock sectors	11
Corporate Bonds		18
Financials	9%
Energy	2
Total of all other corporate bond sectors	7
Mortgage-Backed Securities		14
Municipal Bonds		2
Asset-Backed Securities		2
Foreign Government Securities		1
Loan Agreements		1
Other (includes short-term investments and securities lending collateral)		3

Total		100%

VIRTUS CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.5%

Consumer Discretionary—18.0%
Home Depot, Inc. (The)	57,030	$4,617
Las Vegas Sands Corp.	27,500	2,096
NIKE, Inc. Class B	68,960	5,348
Priceline® Group, Inc.(2)	6,430	7,735
Ross Stores, Inc.	62,960	4,164
Starbucks Corp.	81,270	6,289
Time Warner, Inc.	41,230	2,896
TripAdvisor, Inc.(2)	46,530	5,056

		38,201

Consumer Staples—10.7%
Coca-Cola Co. (The)	128,550	5,445
Colgate-Palmolive Co.	101,140	6,896
Costco Wholesale Corp.	34,007	3,916
Estee Lauder Cos., Inc. (The) Class A	38,290	2,843
Monster Beverage Corp.(2)	51,001	3,623

		22,723

Energy—3.9%
Core Laboratories N.V.	16,790	2,805
Schlumberger Ltd.	45,210	5,333

		8,138

Financials—5.0%
Charles Schwab Corp. (The)	109,820	2,957
Fifth Third Bancorp	83,100	1,774
T. Rowe Price Group, Inc.	69,420	5,860

		10,591

Health Care—10.9%
Celgene Corp.(2)	44,040	3,782
Cerner Corp.(2)	51,224	2,642
Gilead Sciences, Inc.(2)	60,340	5,003
HealthSouth Corp.	1,533	55
Intuitive Surgical, Inc.(2)	7,160	2,949
Medidata Solutions, Inc.(2)	36,690	1,571
Perrigo Co. plc	26,800	3,906
Zoetis, Inc.	101,490	3,275

		23,183

Industrials—13.2%
Danaher Corp.	55,430	4,364
Expeditors International of Washington, Inc.	122,150	5,394
Fastenal Co.	94,394	4,672
MSC Industrial Direct Co., Inc. Class A	52,417	5,013
Precision Castparts Corp.	15,670	3,955
Roper Industries, Inc.	31,710	4,630

		28,028

Information Technology—33.6%
Accenture plc Class A	53,110	4,293
Amphenol Corp. Class A	91,260	8,792
ANSYS, Inc.(2)	61,230	4,642
Apple, Inc.	150,640	13,999
Applied Materials, Inc.	272,580	6,147

	SHARES	VALUE

Information Technology—continued
Baidu, Inc. Sponsored ADR(2)	28,870	$5,393
CoStar Group, Inc.(2)	22,823	3,613
Facebook, Inc. Class A(2)	182,770	12,299
Fleetmatics Group plc(2)	48,610	1,572
Visa, Inc. Class A	28,360	5,976
Xilinx, Inc.	95,590	4,522

		71,248

Materials—4.2%
Ecolab, Inc.	40,680	4,529
Praxair, Inc.	32,180	4,275

		8,804
TOTAL COMMON STOCKS (Identified Cost $142,329)		210,916
TOTAL LONG TERM INVESTMENTS—99.5%
(Identified Cost $142,329)		210,916

SHORT-TERM INVESTMENTS—0.7%

Money Market Mutual Funds—0.7%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	1,442,378	1,442
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,442)		1,442
TOTAL INVESTMENTS—100.2% (Identified Cost $143,771)		212,358	(1)
Other assets and liabilities, net—(0.2)%		(368)

NET ASSETS—100.0%		$211,990

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2014	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$210,916	$210,916
Short-Term Investments	1,442	1,442

Total Investments	$212,358	$212,358

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

VIRTUS GROWTH & INCOME SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.5%

Consumer Discretionary—14.1%
Comcast Corp. Class A	55,000	$2,952
Ford Motor Co.	180,000	3,103
Goodyear Tire & Rubber Co. (The)	107,000	2,973
Lear Corp.	34,000	3,037
Macy's, Inc.	49,000	2,843
Michael Kors Holdings Ltd.	30,000	2,660
Time Warner, Inc.	44,000	3,091
Time, Inc.(2)	5,500	133

		20,792

Consumer Staples—3.9%
Archer-Daniels-Midland Co.(The)	64,000	2,823
PepsiCo, Inc.	33,000	2,948

		5,771

Energy—14.0%
Chevron Corp.	23,000	3,003
Continental Resources, Inc.(2)(3)	19,000	3,003
Helmerich & Payne, Inc.	27,000	3,135
Noble Corp. plc	88,000	2,953
Schlumberger Ltd.	25,000	2,949
Suncor Energy, Inc.	69,000	2,941
Valero Energy Corp.	54,000	2,705

		20,689

Financials—18.0%
Aflac, Inc.	47,000	2,926
BB&T Corp.	76,000	2,997
BlackRock, Inc.	9,200	2,940
Blackstone Group LP (The)	91,000	3,043
Goldman Sachs Group, Inc. (The)	16,000	2,679
JPMorgan Chase & Co.	52,000	2,996
Lincoln National Corp.	58,000	2,984
T. Rowe Price Group, Inc.	35,000	2,954
US Bancorp	70,000	3,033

		26,552

Health Care—8.1%
Abbott Laboratories	75,000	3,067
Biogen Idec, Inc.(2)	9,900	3,122
UnitedHealth Group, Inc.	36,000	2,943
Zimmer Holdings, Inc.	27,000	2,804

		11,936

Industrials—15.9%
Alaska Air Group, Inc.	30,000	2,851
Cummins, Inc.	19,000	2,932
Deere & Co.	31,000	2,807
Dover Corp.	34,000	3,092
L-3 Communications Holdings, Inc.	24,000	2,898
Parker Hannifin Corp.	24,000	3,018
Trinity Industries, Inc.	68,000	2,973
Union Pacific Corp.	30,000	2,992

		23,563

	SHARES	VALUE
Information Technology—19.7%
Apple, Inc.	33,600	$3,122
Cisco Systems, Inc.	116,000	2,883
EMC Corp.	106,000	2,792
Google, Inc. Class A(2)	2,600	1,520
Google, Inc. Class C(2)	2,600	1,496
Intel Corp.	97,000	2,997
Jabil Circuit, Inc.	147,000	3,072
MasterCard, Inc. Class A	38,000	2,792
NetApp, Inc.	79,000	2,885
Oracle Corp.	69,000	2,797
QUALCOMM, Inc.	36,000	2,851

		29,207

Materials—3.9%
CF Industries Holdings, Inc.	11,200	2,694
Freeport-McMoRan Copper & Gold, Inc.	85,000	3,103

		5,797

Telecommunication Services—1.9%
Verizon Communications, Inc.	57,000	2,789
TOTAL COMMON STOCKS (Identified Cost $99,667)		147,096
TOTAL LONG TERM INVESTMENTS—99.5%
(Identified Cost $99,667)		147,096

SECURITIES LENDING COLLATERAL—2.0%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(4)	2,886,730	2,887
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $2,887)		2,887
TOTAL INVESTMENTS—101.5% (Identified Cost $102,554)		149,983	(1)
Other assets and liabilities, net—(1.5)%		(2,148)

NET ASSETS—100.0%		$147,835

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	94%
Canada	2
Switzerland	2
United Kingdom	2
Total	100%
† % of total investments as of June 30, 2014

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2014	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$147,096	$147,096
Securities Lending Collateral	2,887	2,887

Total Investments	$149,983	$149,983

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—9.4%

Financials—3.1%
Banco Bradesco S.A. Sponsored ADR 0.62% (Brazil)	674,000	$9,787

Information Technology—3.8%
Samsung Electronics Co., Ltd.1.36% (South Korea)	11,400	11,943

Materials—2.5%
Vale S.A. ADR 6.53% (Brazil)	673,100	8,010
TOTAL PREFERRED STOCK (Identified Cost $22,584)		29,740

COMMON STOCKS—90.1%

Consumer Staples—14.7%
British American Tobacco plc (United Kingdom)	240,000	14,285
Casino Guichard Perrachon S.A. (France)	57,400	7,611
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	91,100	8,531
Japan Tobacco, Inc. (Japan)	136,500	4,976
Nestle S.A. Registered Shares (Switzerland)	143,200	11,094

		46,497

Energy—14.9%
ENI SpA (Italy)	395,300	10,815
John Wood Group plc (United Kingdom)	355,800	4,911
PetroChina Co., Ltd. Class H (China)	4,194,000	5,297
Petroleo Brasileiro S.A. ADR (Brazil)	340,200	5,321
Royal Dutch Shell plc B Shares (United Kingdom)	234,900	10,221
Tenaris S.A. Sponsored ADR (Italy)	224,500	10,585

		47,150

Financials—17.6%
AIA Group Ltd. (Hong Kong)	1,340,000	6,734
City Developments Ltd. (Singapore)	485,000	3,979
Daito Trust Construction Co., Ltd. (Japan)	34,800	4,091
Experian plc (United Kingdom)	269,000	4,548
HSBC Holdings plc (United Kingdom)	622,900	6,321
Nordea Bank AB (Sweden)	323,700	4,569
Oversea-Chinese Banking Corp., Ltd. (Singapore)	757,330	5,800
Standard Chartered plc (United Kingdom)	358,559	7,327
Swire Pacific Ltd. Class B (Hong Kong)	1,405,000	3,238
Zurich Financial Services AG (Switzerland)	30,900	9,314

		55,921

	SHARES	VALUE
Health Care—8.5%
Novartis AG Registered Shares (Switzerland)	146,300	$13,247
Roche Holding AG (Switzerland)	46,300	13,810

		27,057

Industrials—11.6%
Atlas Copco AB Class A (Sweden)	204,260	5,903
Canadian National Railway Co. (Canada)	114,200	7,427
FANUC Corp. (Japan)	38,700	6,674
Jardine Matheson Holdings Ltd. (Hong Kong)	55,600	3,298
Schindler Holding AG (Switzerland)	23,600	3,587
Schneider Electric SA (France)	37,400	3,521
Weir Group plc (The) (United Kingdom)	141,600	6,347

		36,757

Information Technology—4.6%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	538,700	11,523
Telefonaktiebolaget LM Ericsson Class B (Sweden)	266,400	3,219

		14,742

Materials—9.0%
BHP Billiton plc (United Kingdom)	248,700	8,042
Linde AG (Germany)	23,500	4,998
Potash Corp. of Saskatchewan, Inc. (Canada)	176,500	6,712
Shin-Etsu Chemical Co., Ltd. (Japan)	142,500	8,662

		28,414

Telecommunication Services—6.6%
MTN Group Ltd. (South Africa)	241,600	5,088
Singapore Telecommunications Ltd. (Singapore)	2,245,000	6,932
TELUS Corp. (Canada)	108,200	4,033
Vodafone Group plc (United Kingdom)	1,490,127	4,973

		21,026

Utilities—2.6%
Centrica plc (United Kingdom)	837,100	4,479
GDF Suez (France)	142,800	3,931

		8,410
TOTAL COMMON STOCKS (Identified Cost $174,291)		285,974
TOTAL LONG TERM INVESTMENTS—99.5%
(Identified Cost $196,875)		315,714

	SHARES	VALUE
SHORT-TERM INVESTMENTS—0.3%

Money Market Mutual Funds—0.3%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	949,385	$949
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $949)		949
TOTAL INVESTMENTS—99.8% (Identified Cost $197,824)		316,663	(1)
Other assets and liabilities, net—0.2%		577

NET ASSETS—100.0%		$317,240

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

Country Weightings†
United Kingdom	21%
Switzerland	16
Japan	8
Brazil	7
Italy	7
Canada	6
Singapore	5
Other	30
Total	100%
† % of total investments as of June 30, 2014

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2014	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$285,974	$285,974
Preferred Stock	29,740	29,740
Short-Term Investments	949	949

Total Investments	$316,663	$316,663

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—1.4%

Alabama—0.2%
County of Jefferson, Sewer Revenue Sub-Lien Warrants, Series D 6.000%, 10/1/42	$330		$361

California—0.6%
Alameda Corridor Transportation Authority Taxable Series 99-C, (NATL Insured) 6.600%, 10/1/29	875		988

Iowa—0.1%
State Finance Authority Midwestern Disaster Area, Iowa Fertilizer Co. LLC Project Taxable 5.500%, 12/1/22	270		281

Michigan—0.1%
Tobacco Settlement Finance Authority Taxable Series 06-A, 7.309%, 6/1/34	200		173

Texas—0.1%
City of Houston Airport System Revenue United Airline, Inc. Terminal E Project 4.750%, 7/1/24	100		102

Virginia—0.3%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	665		494
TOTAL MUNICIPAL BONDS (Identified Cost $2,404)			2,399

FOREIGN GOVERNMENT SECURITIES—10.6%
Argentine Republic
7.000%, 4/17/17	280		263
8.750%, 5/7/24	100		94
8.280%, 12/31/33	562		472
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	220		193
7.650%, 4/21/25	825		639
9.250%, 9/15/27	470		404
9.375%, 1/13/34	750		632
Commonwealth of Australia Series 130, 4.750%, 6/15/16	905	AUD	889
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	805	NZD	718
Federative Republic of Brazil 8.500%, 1/5/24	2,770	BRL	1,213
Hungary 5.750%, 11/22/23	168		186

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	$505		$506
Mongolia 144A 5.125%, 12/5/22(3)	340		299
Provincia de Neuquen, Argentina 144A 7.875%, 4/26/21(3)	406		405
Republic of Chile 5.500%, 8/5/20	231,500	CLP	437
Republic of Colombia
12.000%, 10/22/15	309,000	COP	179
Treasury Note, Series B, 11.250%, 10/24/18	422,000	COP	268
4.375%, 3/21/23	994,000	COP	485
Republic of Costa Rica 144A 4.375%, 4/30/25(3)	540		508
Republic of Croatia 144A 6.375%, 3/24/21(3)	565		621
Republic of Iceland 144A 5.875%, 5/11/22(3)	570		629
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	8,333,000	IDR	745
Series FR55, 7.375%, 9/15/16	2,420,000	IDR	204
Series FR63, 5.625%, 5/15/23	2,221,000	IDR	157
Republic of Iraq RegS 5.800%, 1/15/28(4)	250		227
Republic of Peru
GDN 144A 7.840%, 8/12/20(3)	530	PEN	217
RegS 6.900%, 8/12/37(4)	870	PEN	325
Republic of Philippines 4.950%, 1/15/21	11,000	PHP	269
Republic of Slovak 144A 4.375%, 5/21/22(3)	515		549
Republic of South Africa
Series R203, 8.250%, 9/15/17	2,375	ZAR	229
Series R208, 6.750%, 3/31/21	1,310	ZAR	115
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	430		454
Republic of Uruguay 4.375%, 12/15/28	10,261	UYU(9)	497
Romania 144A 4.875%, 1/22/24(3)	530		564
Russian Federation
144A 7.850%, 3/10/18(3)	30,000	RUB	879
144A 4.875%, 9/16/23(3)	800		826
United Mexican States
Series M, 6.000%, 6/18/15	12,065	MXN	955
Series M, 6.500%, 6/9/22	15,755	MXN	1,291
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $18,738)			18,543

MORTGAGE-BACKED SECURITIES—12.4%

Agency—0.2%
FHLMC 14-DN2, M2 1.802%, 4/25/24(2)	350		353

	PAR VALUE	VALUE
Non-Agency—12.2%
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(2)(3)	$400	$415
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33	60	65
Banc of America Funding 2005-1 Trust 05-1, 1A1 5.500%, 2/25/35	239	248
Bank of America (Merrill Lynch-Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	312	327
Bank of America (Merrill Lynch-Countrywide) Home Loan Mortgage Pass-Through-Trust 03-4, 1A15 5.500%, 4/25/33	258	266
Bank of America (Merrill Lynch-Countrywide) Mortgage Trust 06-C1, AM 5.862%, 5/12/39(2)	350	376
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, CTL 6.750%, 11/15/26(2)	465	532
Bear Stearns Adjustable Rate Mortgage Trust
04-1, 21A1 2.284%, 4/25/34(2)	440	440
04-10, 12A3 2.722%, 1/25/35(2)	520	521
Bear Stearns Commercial Mortgage Securities, Inc. 06-PW12, AM 5.937%, 9/11/38(2)	750	809
05-PW10, AM 5.449%, 12/11/40(2)	725	765
07-PW18, AM 6.084%, 6/11/50(2)	1,475	1,668
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5.000%, 8/25/35	232	234
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	771	852
Credit Suisse Commercial Mortgage Trust
07-C1, A1A 5.361%, 2/15/40	323	347
07-C2, A3 5.542%, 1/15/49(2)	740	810
Credit Suisse First Boston Mortgage Securities Corp. 04-AR8, 6A1 2.479%, 9/25/34(2)	501	506
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.997%, 8/10/45(2)	577	638
GSR Mortgage Loan Trust 05-5F, 2A8 5.500%, 6/25/35	19	20

Refer to Footnote Legend on page 15.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 04-CB1, 5A 5.000%, 6/25/19	$25	$25
JPMorgan Chase Commercial Mortgage Securities Trust 09-IWST, A2 144A 5.633%, 12/5/27(3)	100	116
06-LDP7, AM 6.057%, 4/15/45(2)	780	850
06-LDP9, A3 5.336%, 5/15/47	350	380
07-LDPX, AM 5.464%, 1/15/49(2)	450	479
JPMorgan Chase Mortgage Trust 05-A1, 4A1 2.811%, 2/25/35(2)	27	28
05-A4, 3A1 2.201%, 7/25/35(2)	45	45
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	713	734
Lehman Brothers-UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(2)	452	509
Lehman Brothers Commercial Mortgage Trust 07-C3, A4 6.090%, 7/15/44(2)	400	444
MASTR Reperforming Loan Trust 05-1, 1A2 144A 6.500%, 8/25/34(3)	403	414
Morgan Stanley Capital I Trust 07-IQ14, AM 5.869%, 4/15/49(2)	360	383
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(3)	550	558
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(2)(3)	281	290
Nomura Asset Acceptance Corp. 04-R1, A1 144A 6.500%, 3/25/34(3)	622	650
04-R3, A1 144A 6.500%, 2/25/35(3)	374	386
Residential Accredit Loans, Inc. 03-QS6, A4 4.250%, 3/25/33	37	38
Residential Asset Mortgage Products, Inc. 04-SL1, A8 6.500%, 11/25/31	43	44
05-SL2, A4 7.500%, 2/25/32	301	318
Residential Funding Mortgage Securities I, Inc. 05-S9, A9 5.500%, 12/25/35	528	526
06-S4, A2 6.000%, 4/25/36	35	33

	PAR VALUE	VALUE
Non-Agency—continued
SBA Tower Trust 144A 4.254%, 4/15/15(3)	$115	$118
Sequoia Mortgage Trust 12-3, A1 144A 4.000%, 12/25/43(2)(3)	310	321
Structured Adjustable Rate Mortgage Loan Trust 04-4, 3A1 2.458%, 4/25/34(2)	405	405
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 3.868%, 1/25/37(2)	387	386
Wells Fargo (Wachovia Bank Commercial Mortgage Trust) 06-C25, AM 5.904%, 5/15/43(2)	670	721
07-C30, A5 5.342%, 12/15/43	970	1,058
07-C32, A3 5.933%, 6/15/49(2)	775	848
Wells Fargo Mortgage Backed Securities Trust 06-17, A1 5.500%, 11/25/21	7	7
WinWater Mortgage Loan Trust 14-1, A1 144A 4.000%, 6/27/44(3)	385	398

		21,351
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $20,285)		21,704

ASSET-BACKED SECURITIES—3.7%
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	21	21
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates
05-1 AF5A 5.419%, 7/25/35(2)	588	571
05-12, 2A4 5.575%, 2/25/36(2)	340	328
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	540	554
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(2)	300	302
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19	18	19
01-3, A4 6.910%, 5/1/33(2)	661	733
Drug Royalty II LP 2 14-1, A2 144A 3.484%, 7/15/23(3)	525	525
Exeter Automobile Receivables Trust 14-1A, C 144A 3.570%, 7/15/19(3)	340	350
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	620	629
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	388	395

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
LEAF Receivables Funding 9 LLC 13-1, E1 144A 6.000%, 9/15/21(3)	$398	$408
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	381	385
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	296	310
Residential Funding Mortgage Securities II Home Loan Trust 07-HI1, A3 5.720%, 3/25/37	218	224
Santander Drive Auto Receivables Trust 11-2, C 3.280%, 6/15/16	220	222
SVO VOI Mortgage Corp. 10-AA, A 144A 3.650%, 7/20/27(3)	38	39
Terwin Mortgage Trust 04-15AL, A1 144A 5.676%, 7/25/34(2)(3)	251	244
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	281	293
TOTAL ASSET-BACKED SECURITIES (Identified Cost $6,349)		6,552

CORPORATE BONDS—55.4%

Consumer Discretionary—6.9%
Arcelik AS 144A 5.000%, 4/3/23(3)	200	193
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(3)	405	406
Boyd Gaming Corp. 9.000%, 7/1/20	260	288
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	410	436
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	270	227
Caesars Entertainment Resort Properties LLC 144A 8.000%, 10/1/20(3)	105	110
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(3)	230	234
Chrysler Group LLC 8.250%, 6/15/21	425	482
Churchill Downs, Inc. 144A 5.375%, 12/15/21(3)	335	344
Clear Channel Communications, Inc. 144A 10.000%, 1/15/18(3)	90	87
Clear Channel Worldwide Holdings, Inc.
Series B 7.625%, 3/15/20	440	477
Series A 7.625%, 3/15/20	250	269

Refer to Footnote Legend on page 15.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(3)	$15	$16
144A 4.875%, 11/1/20(3)	285	294
144A 5.375%, 11/1/23(3)	10	10
GRD Holdings III Corp. 144A 10.750%, 6/1/19(3)	320	360
Hot Topic, Inc. 144A 9.250%, 6/15/21(3)	190	212
Intelsat Jackson Holdings SA 5.500%, 8/1/23	285	284
International Game Technology
7.500%, 6/15/19	160	182
5.500%, 6/15/20	125	133
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	400	407
Kohl’s Corp. 4.750%, 12/15/23	480	512
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	300	332
Lear Corp. 5.375%, 3/15/24	255	263
Meritor, Inc. 6.750%, 6/15/21	325	351
MGM Resorts International 6.750%, 10/1/20	425	475
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	325	362
Numericable Group SA 144A 6.000%, 5/15/22(3)	200	208
ONO Finance II plc 144A 10.875%, 7/15/19(3)	150	165
Penn National Gaming, Inc. 144A 5.875%, 11/1/21(3)	220	208
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	355	376
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(3)	405	408
Signet UK Finance plc 4.700%, 6/15/24	460	468
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	400	396
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)	440	452
Station Casinos LLC 7.500%, 3/1/21	320	351
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(3)	490	500
Toll Brothers Finance Corp. 6.750%, 11/1/19	350	405
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	345	371

		12,054

Consumer Staples—0.6%
Darling Escrow Corp. 144A 5.375%, 1/15/22(3)	345	359
Elizabeth Arden, Inc. 7.375%, 3/15/21	175	186
Ingles Markets, Inc. 5.750%, 6/15/23	295	300

	PAR VALUE	VALUE
Consumer Staples—continued
Smithfield Foods, Inc. 144A 5.875%, 8/1/21(3)	$175	$186

		1,031

Energy—8.3%
Atlas Energy Holdings Operating Co. LLC 144A 7.750%, 1/15/21(3)	130	135
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(3)	390	400
CHC Helicopter SA 9.250%, 10/15/20	293	320
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	375	374
CONSOL Energy, Inc. 144A 5.875%, 4/15/22(3)	225	236
Denbury Resources, Inc. 5.500%, 5/1/22	345	353
Ecopetrol S.A. 5.875%, 9/18/23	260	292
Endeavor Energy Resources LP 144A 7.000%, 8/15/21(3)	100	107
Energy XXI Gulf Coast, Inc. 144A 6.875%, 3/15/24(3)	455	465
EnQuest plc 144A 7.000%, 4/15/22(3)	345	357
EPL Oil & Gas, Inc. 8.250%, 2/15/18	500	538
Forest Oil Corp. 7.250%, 6/15/19	360	358
FTS International, Inc. 144A 6.250%, 5/1/22(3)	175	180
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(7)	335	344
Gazprom OAO (Gaz Capital SA)
144A 8.146%, 4/11/18(3)	505	580
144A 6.510%, 3/7/22(3)(7)	520	563
Lukoil OAO International Finance BV 144A 7.250%, 11/5/19(3)	300	340
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	180	199
Memorial Production Partners LP 7.625%, 5/1/21	325	343
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(3)	185	186
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(7)	540	502
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	574	614
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	340	355
Parker Drilling Co. (The) 7.500%, 8/1/20	365	396
Petrobras Global Finance BV 6.250%, 3/17/24	345	367

	PAR VALUE		VALUE
Energy—continued
Petrobras International Finance Co. 5.375%, 1/27/21	$355		$370
Petroleos de Venezuela SA
5.000%, 10/28/15	185		174
RegS 8.500%, 11/2/17(4)	1,365		1,268
Petroleos Mexicanos
5.500%, 1/21/21	350		393
144A 4.875%, 1/18/24(3)	145		156
5.500%, 6/27/44	200		208
PHI, Inc. 144A 5.250%, 3/15/19(3)	85		87
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	400		406
Regency Energy Partners LP 5.875%, 3/1/22	170		185
Rosetta Resources, Inc. 5.875%, 6/1/22	355		371
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	315		335
Targa Resources Partners LP 6.375%, 8/1/22	375		410
Tullow Oil plc 144A 6.000%, 11/1/20(3)	350		365
Venoco, Inc. 8.875%, 2/15/19	185		181
Williams Cos., Inc. (The)
3.700%, 1/15/23	375		361
4.550%, 6/24/24	450		455

			14,629

Financials—21.7%
Air Lease Corp. 4.750%, 3/1/20	405		437
Aircastle Ltd. 5.125%, 3/15/21	355		367
Akbank TAS 144A 7.500%, 2/5/18(3)	530	TRY	232
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	625		671
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	455		508
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	440		443
Banco ABC Brasil S.A. 144A 7.875%, 4/8/20(3)	425		462
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)	425		479
Banco Bradesco S.A. 144A 5.900%, 1/16/21(3)	600		632
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	520		554
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	390		388
Banco Inbursa SA Institucion de Banca Multiple 144A 4.125%, 6/6/24(3)	200		195
Banco Internacional del Peru SAA
144A 5.750%, 10/7/20(3)	500		538
144A 6.625%, 3/19/29(2)(3)	155		165

Refer to Footnote Legend on page 15.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—continued
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	600	BRL	$259
Banco Santander Chile
144A 3.750%, 9/22/15(3)	$100		103
144A 3.875%, 9/20/22(3)	505		508
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)	450		496
Bancolombia S.A. 5.125%, 9/11/22	545		548
Bank of Baroda 144A 4.875%, 7/23/19(3)	430		453
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	290		313
Bank of India
144A 3.250%, 4/18/18(3)	500		503
144A 3.625%, 9/21/18(3)	250		252
Barclays Bank plc
144A 6.050%, 12/4/17(3)	435		493
144A 5.926% (2)(3)(5)(6)	600		645
Braskem Finance Ltd. 144A 5.750%, 4/15/21(3)	490		512
Brazil Loan Trust 1 144A 5.477%, 7/24/23(3)	460		474
Caretrust Partnership LP 144A 5.875%, 6/1/21(3)	285		289
Chubb Corp. (The) 6.375%, 3/29/67(2)	1,390		1,545
City National Corp. 5.250%, 9/15/20	425		478
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(3)	425		423
Credit Bank of Moscow 144A 7.700%, 2/1/18(3)(7)	200		205
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	535		506
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	475		469
Evergrande Real Estate Group Ltd. 144A 8.750%, 10/30/18(3)	345		330
Excel Trust LP 4.625%, 5/15/24	175		178
Fidelity National Financial, Inc. 5.500%, 9/1/22	130		142
First Cash Financial Services, Inc. 144A 6.750%, 4/1/21(3)	200		214
First Niagara Financial Group, Inc. 6.750%, 3/19/20	610		705
General Motors Financial Co., Inc. 4.750%, 8/15/17	735		784
Genworth Holdings, Inc. 4.900%, 8/15/23	620		663
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(2)(3)	450		448
HBOS plc 144A 6.750%, 5/21/18(3)	200		230
Huntington National Bank (The) 6.600%, 6/15/18	250		284
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(5)(6)	610		658

	PAR VALUE		VALUE
Financials—continued
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.) 4.875%, 3/15/19	$30		$31
6.000%, 8/1/20	175		188
5.875%, 2/1/22	355		372
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	435		460
iStar Financial, Inc. 5.000%, 7/1/19	195		196
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(3)	560		558
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	410		449
Korea Finance Corp. 4.625%, 11/16/21	400		439
Leucadia National Corp. 5.500%, 10/18/23	250		265
Level 3 Financing, Inc. 7.000%, 6/1/20	400		439
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(3)	25		32
Lincoln National Corp. 6.050%, 4/20/67(2)(6)	365		369
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(3)	600		704
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	330		379
Magyar Fejlesztesi Bank Zrt. 144A 6.250%, 10/21/20(3)	300		334
Morgan Stanley
144A 10.090%, 5/3/17	1,250	BRL	559
Series H, 5.450%(2)(5)	350		357
MPT Operating Partnership LP 5.500%, 5/1/24	115		119
Nationstar Mortgage LLC 6.500%, 7/1/21	275		276
Navient Corp. (SLM Corp.) 5.500%, 1/25/23	420		416
Nordea Bank AB 144A 4.250%, 9/21/22(3)	600		621
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	360		357
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	610		634
Progressive Corp. (The) 6.700%, 6/15/37(2)	750		834
Prudential Financial, Inc.
5.875%, 9/15/42(2)	1,100		1,195
5.625%, 6/15/43(2)(6)	190		203
Regency Energy Partners LP 4.500%, 11/1/23	385		383
Royal Bank of Scotland Group plc (The)
5.625%, 8/24/20	375		430
7.648%(2)(5)(6)	450		547
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 6.299%, 5/15/17(3)	715		754
144A 5.298%, 12/27/17(3)	130		133
Sovereign Bank 8.750%, 5/30/18	200		244

	PAR VALUE	VALUE
Financials—continued
SunTrust Bank, Inc. 5.400%, 4/1/20	$250	$281
Telecom Italia Capital SA 7.175%, 6/18/19	200	231
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	705	709
UPCB Finance Ltd. Series VI 144A 6.875%, 1/15/22(3)	260	285
Voya Financial, Inc. (NG (U.S.), Inc.) 5.650%, 5/15/53(2)(6)	395	404
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(7)	700	738
Walter Investment Management Corp. 144A 7.875%, 12/15/21(3)	435	456
Willis Group Holdings plc 5.750%, 3/15/21	440	494
WP Carey, Inc. 4.600%, 4/1/24	345	358
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	510	488
Zions Bancorporation 4.500%, 6/13/23	170	175

		38,077

Health Care—1.6%
Acadia Healthcare Co., Inc. 144A 5.125%, 7/1/22(3)	115	116
Catamaran Corp. 4.750%, 3/15/21	235	238
Centene Corp. 4.750%, 5/15/22	270	274
Community Health Systems, Inc. (CHS)
144A 5.125%, 8/1/21(3)	100	103
144A 6.875%, 2/1/22(3)	70	75
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	265	263
HCA, Inc. 6.500%, 2/15/20	330	372
IASIS Healthcare LLC 8.375%, 5/15/19	165	176
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)	245	257
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(3)	60	65
Select Medical Corp. 144A 6.375%, 6/1/21(3)	115	121
Tenet Healthcare Corp.
4.500%, 4/1/21	330	333
8.125%, 4/1/22	345	400
Valeant Pharmaceuticals International, Inc. Escrow Corp. 144A 7.500%, 7/15/21(3)	50	56

		2,849

Industrials—5.4%
AAR Corp. 7.250%, 1/15/22	365	401
ADT Corp.(The) 6.250%, 10/15/21	435	462

Refer to Footnote Legend on page 15.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Industrials—continued
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	$290		$321
Air Canada 144A 6.750%, 10/1/19(3)	425		463
Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	219		227
Atlas Air Pass-Through-Trust 00-1, A 8.707%, 1/2/19	455		477
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	245		254
Carpenter Technology Corp. 5.200%, 7/15/21	425		457
Continental Airlines Pass-Through-Trust
98-, A 6.648%, 9/15/17	317		337
99-, A 6.545%, 2/2/19	729		808
00-1, A1 8.048%, 11/1/20	391		450
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	105		111
Delta Air Lines Pass-Through-Trust 12-1A, 1A 4.750%, 5/7/20	448		487
DP World Ltd. 144A 6.850%, 7/2/37(3)	200		223
ESAL GmbH 144A 6.250%, 2/5/23(3)	410		404
KOC Holding AS 144A 3.500%, 4/24/20(3)	305		290
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	380		411
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(3)	400	BRL	163
Ply Gem Industries, Inc. 144A 6.500%, 2/1/22(3)	345		334
Rexel SA 144A 5.250%, 6/15/20(3)	395		413
Sappi Papier Holding GmbH 144A 8.375%, 6/15/19(3)	200		222
Spirit AeroSystems, Inc. 144A 5.250%, 3/15/22(3)	100		102
TransDigm, Inc. 144A 6.000%, 7/15/22(3)	355		365
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17	180		206
07-01, A 6.636%, 7/2/22	928		1,025

			9,413

Information Technology—2.4%
Avaya, Inc. 144A 7.000%, 4/1/19(3)	735		739
Ceridian LLC (Comdata, Inc.) 144A 8.125%, 11/15/17(3)	15		15
Equinix, Inc. 4.875%, 4/1/20	180		185
Fidelity National Financial, Inc. 6.600%, 5/15/17	600		676
First Data Corp.
144A 8.250%, 1/15/21(3)	230		253
11.750%, 8/15/21	935		1,113
PIK Interest Capitalization, 144A 8.750%, 1/15/22(3)(11)	260		288

	PAR VALUE	VALUE
Information Technology—continued
Infor Software Parent LLC PIK Interest Capitalization, 144A 7.125%, 5/1/21(3)(11)	$130	$134
Interactive Data Corp. 144A 5.875%, 4/15/19(3)	265	271
Sanmina Corp. 144A 4.375%, 6/1/19(3)	70	70
SunGard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(3)	180	168
VeriSign, Inc. 4.625%, 5/1/23	290	288

		4,200

Materials—5.0%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	625	650
Ardagh Packaging Finance plc
144A 6.250%, 1/31/19(3)	200	205
144A 6.750%, 1/31/21(3)	260	269
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	625	642
Cemex SAB de CV
144A 9.500%, 6/15/18(3)	395	454
144A 7.250%, 1/15/21(3)	275	303
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	180	183
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)	270	273
Gerdau Holdings, Inc.
144A 7.000%, 1/20/20(3)	375	424
144A 4.750%, 4/15/23(3)	200	198
Hexion U.S. Finance Corp.
8.875%, 2/1/18	230	240
6.625%, 4/15/20	225	240
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	200	206
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	600	596
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	220	231
Rayonier AM Products, Inc. 144A 5.500%, 6/1/24(3)	220	224
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	780	827
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(7)	500	536
Tronox Finance LLC 6.375%, 8/15/20	305	316
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	400	388
United States Steel Corp. 6.875%, 4/1/21	490	524
Vale Overseas Ltd. 4.375%, 1/11/22	525	539
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	345	399

		8,867

	PAR VALUE		VALUE

Telecommunication Services—2.3%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	$153
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	$400		412
CenturyLink, Inc. Series T 5.800%, 3/15/22	350		366
Cincinnati Bell, Inc. 8.375%, 10/15/20	375		413
Crown Castle Towers LLC
144A 3.214%, 8/15/15(3)	50		51
144A 5.495%, 1/15/17(3)	85		92
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	345		378
Koninklijke KPN NV 144A 7.000%, 3/28/73(2)(3)(6)	385		408
Sprint Corp. 144A 7.250%, 9/15/21(3)	340		376
T-Mobile USA, Inc.
6.125%, 1/15/22	190		202
6.731%, 4/28/22	60		65
6.500%, 1/15/24	140		150
Wind Acquisition Finance SA 144A 4.750%, 7/15/20(3)	220		222
Windstream Corp. 7.750%, 10/15/20	650		708

			3,996

Utilities—1.2%
Calpine Corp.
144A 7.500%, 2/15/21(3)	214		232
144A 6.000%, 1/15/22(3)	20		22
Electricite de France SA 144A 5.250%(2)(3)(5)(6)	635		648
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(3)	460		464
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	275		294
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	300		353
NRG Energy, Inc. 6.625%, 3/15/23	55		60
Texas Competitive Electric Holdings Co., LLC Series A 10.250%, 11/1/15(12)	396		64

			2,137
TOTAL CORPORATE BONDS (Identified Cost $92,775)			97,253

LOAN AGREEMENTS(2)—11.5%

Consumer Discretionary—2.5%
Affinity Gaming LLC 4.250%, 11/9/17	377		378
Bauer Performance Sports Ltd. 4.500%, 4/15/21	181		181
Brickman Group Holdings, Inc. Second Lien, 7.500%, 12/17/21	166		169

Refer to Footnote Legend on page 15.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Caesars Entertainment Operating Co., Inc. Tranche B-6, 6.450%, 1/28/18	$272	$254
Tranche B-7, 9.750%, 1/28/18	19	19
Caesars Growth Partners Term B, First Lien 6.250%, 5/8/21	129	129
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	202	210
Clear Channel Communications, Inc. Tranche D, 6.900%, 1/30/19	409	408
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	118	118
Fitness International LLC Tranche B, 0.000%, 6/24/20(8)	318	317
Granite Broadcasting Corp. 6.750%, 5/23/18	139	140
Landry’s, Inc. Tranche B, 4.000%, 4/24/18	651	654
Liberty Cablevision of Puerto Rico LLC Second Lien, 0.000%, 6/26/23(8)	26	26
Marina District Finance Co., Inc. 6.750%, 8/15/18	196	199
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	399	409
SEASAC, Inc. First Lien, 5.000%, 2/7/19	202	204
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	226	234
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	197	196
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	184	183

		4,428

Consumer Staples—0.5%
AdvancePierre Foods, Inc.
First Lien, 5.750%, 7/10/17	45	45
Second Lien, 9.500%, 10/10/17	330	321
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	265	276
Shearer’s Foods 0.000%, 6/17/22(8)	198	200

		842

Energy—1.0%
Chief Exploration & Development LLC 0.000%, 5/16/21(8)	257	264

	PAR VALUE	VALUE
Energy—continued
Fieldwood Energy LLC Second Lien, 8.375%, 9/30/20	$341	$352
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	206	208
NGPL Pipeco LLC 6.750%, 9/15/17	297	298
Seadrill Operating LP (Seadrill Partners Finco LLC) Tranche B 0.000%, 2/21/21(8)	250	249
Templar Energy LLC Second Lien, 8.000%, 11/25/20	345	343

		1,714

Financials—0.6%
Altisource Solutions S.A.R.L Tranche B, 4.500%, 12/9/20	457	458
Asurion LLC Second Lien, 8.500%, 3/3/21	170	177
Capital Automotive LP Second Lien, 6.000%, 4/30/20	35	36
Nuveen Investments, Inc. Tranche B, Second Lien, 6.500%, 2/28/19	395	399

		1,070

Health Care—1.3%
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	307	308
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	119	120
Second Lien, 11.000%, 1/2/19	101	102
Curo Health Services LLC 5.750%, 6/8/20	54	53
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	341	342
INC Research LLC 4.250%, 7/12/18	109	109
InVentiv Health, Inc. 7.500%, 8/4/16	262	264
MMM Holdings, Inc. 9.750%, 12/12/17	131	132
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	95	96
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	67	68
Regional Care, Inc. 6.000%, 4/23/19	153	153
Sheridan Holdings, Inc. Second Lien, 8.250%, 12/20/21	238	244
Surgery Center Holdings, Inc.
First Lien, 6.000%, 4/11/19	103	103

	PAR VALUE	VALUE
Health Care—continued
Second Lien, 9.750%, 4/11/20	$196	$200

		2,294

Industrials—1.9%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	37	38
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	416	417
AWAS Finance Luxembourg SA 3.500%, 7/16/18	437	438
Brock Holdings Ill, Inc. Second Lien, 10.000%, 3/16/18	265	268
Ceridian Corp. 4.400%, 8/14/15	550	552
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	107	109
Commercial Barge Line Co. First Lien, 7.500%, 9/22/19	291	293
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	260	267
Harland Clarke Holdings Corp.
Tranche B-3, 7.000%, 5/22/18	156	159
Tranche B-4, 6.000%, 8/4/19	67	68
International Equipment Solutions Global B.V. 6.750%, 8/16/19	181	184
Landmark Aviation 0.000%, 10/25/20(8)	265	268
Navistar, Inc. Tranche B, 5.750%, 8/17/17	281	287

		3,348

Information Technology—2.9%
Active Network, Inc. (Lanyon Solutions, Inc. First Lien, 5.500%, 11/13/20	227	226
Alcatel-Lucent USA, Inc. 4.500%, 1/30/19	620	621
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	200	202
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	17	17
Avago Technologies 3.750%, 5/6/21	337	338
Blue Coat Systems, Inc. Second Lien, 9.500%, 6/26/20	339	345
Deltek, Inc.
First Lien, 4.500%, 10/10/18	394	397
Second Lien, 10.000%, 10/10/19	236	242

Refer to Footnote Legend on page 15.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—continued
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	$261	$264
IPC Systems, Inc. First Lien, 6.000%, 11/8/20	239	240
Kronos, Inc.
First Lien, 4.500%, 10/30/19	3	3
Second Lien, 9.750%, 4/30/20	293	306
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	192	194
RP Crown Parent LLC
First Lien, 6.000%, 12/21/18	288	288
Second Lien, 11.250%, 12/21/19	175	177
SkillSoft Corp. 7.750%, 4/28/22	189	188
SRA International, Inc. 6.500%, 7/20/18	309	310
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	180	179
Vision Solutions, Inc. First Lien, 6.000%, 7/23/16	334	334
Wall Street Systems, Inc. 4.500%, 4/30/21	155	156

		5,027

Materials—0.3%
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 3.750%, 6/28/19	273	274
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	310	318

		592

Telecommunication Services—0.2%
Integra Telecom Holdings, Inc. Tranche B, 5.250%, 2/22/19	218	220
Securus Technologies Holdings, Inc. Second Lien, 9.000%, 4/30/21	200	203

		423

Utilities—0.3%
Atlantic Power LP 4.750%, 2/24/21	76	77
ExGen Renewables I LLC 5.250%, 2/6/21	89	91
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.625%, 10/10/17(13)	470	386

		554
TOTAL LOAN AGREEMENTS
(Identified Cost $19,993)		20,292

	SHARES		VALUE
PREFERRED STOCK—3.7%

Energy—0.2%
PTT Exploration & Production PCL 144A 4.875%(2)(3)	440	(10)	$443

Financials—3.2%
Ally Financial, Inc. Series A, 8.500%(2)	20,000		552
Series G, 144A, 7.000%	439		440
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	380	(10)	396
Banco do Brasil S.A. 144A, 8.500%(2)(3)	200	(10)	223
Citigroup, Inc. Series J, 7.125%	15,800		437
General Electric Capital Corp. Series B, 6.250%(2)	300	(10)	334
Series C, 5.250%(2)	400	(10)	405
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	440	(10)	455
JPMorgan Chase & Co. Series V, 5.000% (2)	595	(10)	591
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	405	(10)	389
Saul Centers, Inc. Series A, 8.000%	171		5
U.S. Bancorp Series G, 6.000%(2)	14,600		400
Wells Fargo & Co. Series K, 7.980%(2)	440	(10)	500
Zions Bancorp, 6.950%(2)	17,215		456

			5,583

Industrials—0.3%
Seaspan Corp. Series C, 9.500%	20,000		554
TOTAL PREFERRED STOCK
(Identified Cost $5,948)			6,580

COMMON STOCKS—0.0%

Consumer Discretionary—0.0%
Mark IV Industries	828		37
TOTAL COMMON STOCKS
(Identified Cost $7)			37
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $166,499)			173,360	(14)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.3%

Money Market Mutual Funds—1.3%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	2,224,875	$2,225
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,225)		2,225
TOTAL INVESTMENTS—100.0%
(Identified Cost $168,724)		175,585	(1)
Other assets and liabilities, net—0.0%		35

NET ASSETS—100.0%		$175,620

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
NATL	National Public Finance Guarantee Corp.
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2014.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $67,129 or 38.2% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after June 30, 2014, at which time the interest rate based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(10)	Value shown as par value.
(11)	100% of the income received was in cash.
(12)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(13)	Security in default, interest payments are being received during the bankruptcy proceedings.
(14)	All or a portion of Series portfolio has been segregated for delayed delivery security.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Country Weightings†
United States	62%
Luxembourg	4
Brazil	3
Mexico	3
United Kingdom	3
Venezuela	2
Ireland	1
Other	22
Total	100%
† % of total investments as of June 30, 2014

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2014	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$6,552	$—	$6,552	$—
Corporate Bonds and Notes	97,253	—	97,253	—
Foreign Government Securities	18,543	—	18,543	—
Loan Agreements	20,292	—	20,292	—
Mortgage-Backed Securities	21,704	—	21,704	—
Municipal Bonds	2,399	—	2,399	—
Equity Securities:
Common Stocks	37	—	—	37
Preferred Stocks	6,580	2,404	4,176	—
Short-Term Investments	2,225	2,225		—

Total Investments	$175,585	$4,629	$170,919	$37

There were no transfers between Level 1 and Level 2 for this period.

	Investments in Securities		Asset-Backed Securities		Common Stocks
Beginning Balance December 31, 2013:	$505		$474		$31
Accrued Discount/(Premium)	—	(c)	—	(c)	—
Realized Gain (Loss)	9		9		—
Change in Unrealized Appreciation (Depreciation)	8		2		6
Purchases	—		—		—
(Sales)(b)	(485)		(485)		—
Transfers into Level 3(a)	—		—		—
Transfers from Level 3(a)	—		—		—

Ending Balance June 30, 2014	$37		$0		$37

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2014, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS PREMIUM ALPHASECTOR® SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—99.8%
Consumer Staples Select Sector SPDR Fund	87,930	$3,923
Energy Select Sector SPDR Fund	39,360	3,940
Financial Select Sector SPDR Fund	174,130	3,960
Health Care Select Sector SPDR Fund	65,535	3,987
Industrial Select Sector SPDR Fund	72,270	3,907
Materials Select Sector SPDR Fund	80,040	3,973
Technology Select Sector SPDR Fund	104,390	4,003
Utilities Select Sector SPDR Fund	91,470	4,048
TOTAL EXCHANGE-TRADED FUNDS
(Identified Cost $28,748)		31,741
TOTAL LONG TERM INVESTMENTS—99.8%
(Identified Cost $28,748)		31,741
TOTAL INVESTMENTS—99.8%
(Identified Cost $28,748)		31,741	(1)
Other assets and liabilities, net—0.2%		49

NET ASSETS—100.0%		$31,790

Abbreviations:

SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2014	Level 1 – Quoted Prices
Equity Securities:
Exchange-traded Funds	$31,741	$31,741

Total Investments	$31,741	$31,741

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

VIRTUS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.4%

Real Estate Investment Trusts—98.4%

Health Care—5.6%
HCP, Inc.	74,446	$3,080
Ventas, Inc.	40,666	2,607

		5,687

Industrial/Office—27.4%

Industrial—9.7%
DCT Industrial Trust, Inc.	471,119	3,868
Eastgroup Properties, Inc.	2,621	169
Prologis, Inc.	142,571	5,858

		9,895

Mixed—5.3%
Duke Realty Corp.	129,200	2,346
Liberty Property Trust	80,001	3,035

		5,381

Office—12.4%
Boston Properties, Inc.	32,714	3,866
Douglas Emmett, Inc.	83,873	2,367
Highwoods Properties, Inc.	12,947	543
Kilroy Realty Corp.	69,280	4,315
SL Green Realty Corp.	13,925	1,523

		12,614

Total Industrial/Office		27,890

Lodging/Resorts—7.2%
Host Hotels & Resorts, Inc.	120,761	2,658
LaSalle Hotel Properties	54,178	1,912
Pebblebrook Hotel Trust	75,105	2,776

		7,346

Residential—19.3%

Apartments—18.5%
American Campus Communities, Inc.	54,187	2,072
AvalonBay Communities, Inc.	26,779	3,808
Camden Property Trust	43,200	3,073
Equity Residential	79,954	5,037
Essex Property Trust, Inc.	26,121	4,830

		18,820

Manufactured Homes—0.8%
Equity Lifestyle Properties, Inc.	18,067	798

Total Residential		19,618

Retail—29.0%

Regional Malls—20.3%
General Growth Properties, Inc.	209,621	4,939
Macerich Co. (The)	66,597	4,445
Simon Property Group, Inc.	63,176	10,505
Washington Prime Group, Inc.(2)	38,288	717

		20,606

	SHARES	VALUE

Shopping Centers—8.7%
Brixmor Property Group, Inc.	37,352	$857
DDR Corp.	148,454	2,617
Kimco Realty Corp.	94,384	2,169
Tanger Factory Outlet Centers	90,400	3,162

		8,805

Total Retail		29,411

Self Storage—9.9%
Extra Space Storage, Inc.	66,255	3,528
Public Storage	38,427	6,585

		10,113
TOTAL COMMON STOCKS
(Identified Cost $53,830)		100,065
TOTAL LONG TERM INVESTMENTS—98.4%
(Identified Cost $53,830)		100,065

SHORT-TERM INVESTMENTS—1.4%

Money Market Mutual Funds—1.4%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	1,432,182	1,432
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,432)		1,432
TOTAL INVESTMENTS—99.8% (Identified Cost $55,262)		101,497	(1)
Other assets and liabilities, net—0.2%		176

NET ASSETS—100.0%		$101,673

Footnote Legend

(1)	Federal Income Tax Information : For tax information at June 30, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2014	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$100,065	$100,065
Short-term Investments	1,432	1,432

Total Investments	$101,497	$101,497

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

VIRTUS SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.9%

Consumer Discretionary—16.5%
Aaron’s, Inc.	36,400	$1,297
Hibbett Sports, Inc.(2)	50,800	2,752
HomeAway, Inc.(2)	37,000	1,289
Monro Muffler Brake, Inc.	27,000	1,436
Morningstar, Inc.	32,600	2,341
Pool Corp.	23,900	1,352

		10,467

Consumer Staples—8.5%
Chefs’ Warehouse, Inc. (The)(2)	192,000	3,796
PriceSmart, Inc.	18,100	1,575

		5,371

Financials—8.6%
Cohen & Steers, Inc.	27,900	1,210
Financial Engines, Inc.	53,400	2,418
MarketAxess Holdings, Inc.	33,000	1,784

		5,412

Health Care—15.1%
Abaxis, Inc.	66,200	2,933
National Research Corp.(2)	132,504	1,854
Sirona Dental Systems, Inc.(2)	35,700	2,944
Techne Corp.	19,900	1,842

		9,573

Industrials—14.2%
AAON, Inc.	32,900	1,103
Copart, Inc.(2)	64,200	2,309
Heartland Express, Inc.	41,500	886
HEICO Corp. Class A	34,905	1,417
HUB Group, Inc. Class A(2)	43,600	2,197
Omega Flex, Inc.	53,300	1,046

		8,958

Information Technology—32.5%
ANSYS, Inc.(2)	27,000	2,047
Ellie Mae, Inc.(2)	72,000	2,241
FactSet Research Systems, Inc.	19,400	2,334
FLIR Systems, Inc.	44,600	1,549
Forrester Research, Inc.	58,800	2,227
Hittite Microwave Corp.	43,900	3,422
MercadoLibre, Inc.	29,150	2,781
Mesa Laboratories, Inc.	7,035	591
NVE Corp.(2)	49,400	2,746
Shutterstock, Inc.(2)	7,500	622

		20,560

Materials—3.5%
UFP Technologies, Inc.(2)	90,800	2,187
TOTAL COMMON STOCKS
(Identified Cost $44,288)		62,528
TOTAL LONG TERM INVESTMENTS—98.9%
(Identified Cost $44,288)		62,528

	SHARES	VALUE
SHORT-TERM INVESTMENTS—2.0%

Money Market Mutual Funds—2.0%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	1,260,865	$1,261
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,261)		1,261
TOTAL INVESTMENTS—100.9%
(Identified Cost $45,549)		63,789	(1)
Other assets and liabilities, net—(0.9)%		(560)

NET ASSETS—100.0%		$63,229

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2014	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$62,528	$62,528
Short-term Investments	1,261	1,261

Total Investments	$63,789	$63,789

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

VIRTUS SMALL-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.2%

Consumer Discretionary—10.5%
Cheesecake Factory, Inc. (The)	37,400	$1,736
Cinemark Holdings, Inc.	120,000	4,243
Interval Leisure Group, Inc.	191,000	4,191
Wolverine World Wide, Inc.	84,600	2,205

		12,375

Consumer Staples—8.5%
National Beverage Corp.(2)	194,700	3,684
Village Super Market, Inc.	36,000	851
WD-40 Co.	73,000	5,491

		10,026

Energy—5.3%
CARBO Ceramics, Inc.	40,400	6,226

Financials—18.5%
Bank of Hawaii Corp.	29,000	1,702
Eaton Vance Corp.	121,600	4,595
First Cash Financial Services, Inc.(2)	86,520	4,983
Primerica, Inc.	42,700	2,043
RLI Corp.	113,200	5,182
Westamerica Bancorp	62,200	3,252

		21,757

Health Care—5.8%
Owens & Minor, Inc.	92,300	3,136
Patterson Cos., Inc.	95,000	3,754

		6,890

Industrials—18.1%
CLARCOR, Inc.	60,200	3,723
Corporate Executive Board Co. (The)	73,100	4,987
Graco, Inc.	70,700	5,520
Landstar System, Inc.	85,900	5,498
Sun Hydraulics Corp.	40,000	1,624

		21,352

Information Technology—25.1%
American Software, Inc. Class A	165,763	1,635
Badger Meter, Inc.	70,783	3,727
Cabot Microelectronics Corp.(2)	82,000	3,661
Cass Information Systems, Inc.	91,895	4,547
Cognex Corp.(2)	70,500	2,707
Computer Services, Inc.	59,274	2,024
Jack Henry & Associates, Inc.	80,900	4,808
Monotype Imaging Holdings, Inc.	63,733	1,797
Syntel Co.(2)	54,500	4,685

		29,591

Materials—1.7%
Balchem Corp.	37,400	2,003

	SHARES	VALUE
Utilities—3.7%
Questar Corp.	175,000	$4,340
TOTAL COMMON STOCKS
(Identified Cost $82,543)		114,560
TOTAL LONG TERM INVESTMENTS—97.2%
(Identified Cost $82,543)		114,560

SHORT-TERM INVESTMENTS—2.6%

Money Market Mutual Funds—2.6%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	3,010,333	3,010
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,010)		3,010
TOTAL INVESTMENTS—99.8%
(Identified Cost $85,553)		117,570	(1)
Other assets and liabilities, net—0.2%		251

NET ASSETS—100.0%		$117,821

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2014	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$114,560	$114,560
Short-term Investments	3,010	3,010

Total Investments	$117,570	$117,570

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—0.9%
U.S. Treasury Bond 3.125%, 11/15/41	$640	$619
U.S. Treasury Note
0.625%, 11/30/17	215	212
1.750%, 5/15/23	400	378
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $1,204)		1,209

MUNICIPAL BONDS—1.9%

Alabama—0.1%
County of Jefferson, Sewer Revenue Sub-Lien Warrants, Series D 6.000%, 10/1/42	105	115

California—0.5%
Alameda Corridor Transportation Authority Taxable Series 99 – C, (NATL Insured) 6.600%, 10/1/29	250	282
Kern County Pension Obligation Taxable (NATL-RE Insured) 7.260%, 8/15/14	125	125
San Diego County Regional Airport Authority Rental Car Center Project Series B – Taxable 5.594%, 7/1/43	275	295

		702

Florida—0.1%
Miami-Dade County Educational Facilities Authority Taxable Series C 5.480%, 4/1/16	105	111

Iowa—0.0%
State Finance Authority Midwestern Disaster Area, Iowa Fertilizer Co. LLC Project Taxable 5.500%, 12/1/22	70	73

Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	91	94

Pennsylvania—1.0%
City of Pittsburgh Pension Obligation Taxable Series C (NATL- RE, FGIC Insured) 6.500%, 3/1/17	1,250	1,416

Virginia—0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	215	160
TOTAL MUNICIPAL BONDS (Identified Cost $2,462)		2,671

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—1.3%
Bolivarian Republic of Venezuela
9.250%, 9/15/27	$45		$39
9.375%, 1/13/34	65		55
Commonwealth of Australia Series 130, 4.750%, 6/15/16	115	AUD	113
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	120	NZD	107
Hungary 5.750%, 11/22/23	42		47
Republic of Chile 5.500%, 8/5/20	52,000	CLP	98
Republic of Iceland 144A 5.875%, 5/11/22(4)	135		149
Republic of Indonesia Series FR30, 10.750%, 5/15/16	1,127,000	IDR	101
Republic of Latvia RegS 2.750%, 1/12/20(5)	200		198
Republic of Peru RegS 6.900%, 8/12/37(5)	120	PEN	45
Republic of Poland 4.000%, 1/22/24	90		94
Republic of Slovak 144A 4.375%, 5/21/22(4)	200		213
Russian Federation
144A 7.850%, 3/10/18(4)	5,000	RUB	146
144A 4.875%, 9/16/23(4)	200		206
United Mexican States
Series M, 6.000%, 6/18/15	575	MXN	46
Series M, 6.500%, 6/9/22	890	MXN	73
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,722)			1,730

MORTGAGE-BACKED SECURITIES—13.8%

Agency—4.6%
FHLMC 14-DN2, M2 1.800%, 4/25/24(3)	250		252
FNMA
4.000%, 6/1/20	42		45
4.500%, 7/1/20	5		5
3.000%, 2/1/27	207		215
2.500%, 5/1/28	928		944
6.500%, 10/1/31	6		7
6.000%, 9/1/32	14		15
5.000%, 10/1/35	68		76
6.000%, 9/1/36	10		12
5.500%, 4/1/37	23		25
5.500%, 7/1/37	64		71
6.000%, 10/1/37	29		33
5.000%, 6/1/38	52		57
5.500%, 6/1/38	13		15
5.500%, 6/1/38	14		16
5.500%, 11/1/38	38		42
4.000%, 1/1/39	85		90
5.000%, 1/1/39	21		24
6.000%, 1/1/39	36		40
4.500%, 3/1/39	37		40
5.000%, 3/1/39	31		35
6.000%, 3/1/39	27		31
4.500%, 4/1/39	164		179

	PAR VALUE	VALUE
Agency—continued
4.000%, 5/1/39	$176	$187
4.500%, 2/1/40	111	121
4.000%, 10/1/40	268	284
3.500%, 2/1/41	571	588
4.500%, 4/1/41	601	650
4.000%, 7/1/41	137	146
3.500%, 1/1/42	175	180
3.500%, 4/1/42	439	452
3.000%, 11/1/42	222	220
3.000%, 6/1/43	379	376
3.000%, 7/1/43	259	256
GNMA
6.500%, 11/15/23	43	50
6.500%, 12/15/23	1	1
6.500%, 2/15/24	37	42
6.500%, 6/15/28	80	91
6.500%, 7/15/31	25	29
6.500%, 11/15/31	21	24
6.500%, 2/15/32	48	55
6.500%, 4/15/32	35	40
GNMA 12-147, AK 2.586%, 4/16/54	263	272

		6,333

Non-Agency—9.2%
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(3)(4)	300	311
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	120	124
Banc of America Commercial Mortgage Trust 07-2, A4 5.781%, 4/10/49(3)	120	132
Bank of America (Merrill Lynch—Countrywide) Home Loan Mortgage Pass-Through-Trust 03-4, 1A15 5.500%, 4/25/33	81	84
Bank of America (Merrill Lynch—Countrywide) Mortgage Trust 06-C1, AM 5.862%, 5/12/39(3)	195	209
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, CTL 6.750%, 11/15/26(3)	125	143
Bear Stearns Adjustable Rate Mortgage Trust
04-1, 21A1 2.284%, 4/25/34(3)	127	127
04-10, 12A3 2.722%, 1/25/35(3)	144	145
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, AM 5.757%, 4/12/38(3)	80	86
06-PW12, A4 5.898%, 9/11/38(3)	670	721
07- PW17, A4 5.694%, 6/11/50(3)	425	473
07-PW18, AM 6.084%, 6/11/50(3)	550	622

Refer to Footnote Legend on page 26.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
Citigroup—Deutsche Bank Commercial Mortgage Trust 06-CD2, A4 5.480%, 1/15/46(3)	$590	$623
Citigroup Commercial Mortgage Trust
07-C6, A1A 5.899%, 12/10/49(3)	270	299
07-6, A4 5.899%, 12/10/49(3)	120	133
08-C7, AM 6.341%, 12/10/49(3)	95	107
Citigroup Mortgage Loan Trust, Inc.
04-UST1, A3 2.206%, 8/25/34(3)	152	153
04-MCL2, 2CB2 6.750%, 8/25/34	100	110
14-A, A 144A 4.000%, 1/25/35(3)(4)	161	167
Credit Suisse Commercial Mortgage Trust 07-C1, A1A 5.361%, 2/15/40	122	131
Credit Suisse First Boston Mortgage Securities Corp. 04-AR8, 6A1 2.479%, 9/25/34(3)	81	82
Extended Stay America Trust 13-ESH7, A27 144A 2.958%, 12/5/31(4)	300	304
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 2.986%, 6/25/34(3)	91	93
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.997%, 8/10/45(3)	331	367
JPMorgan Mortgage Trust 14-2, 2A2 144A 3.500%, 10/25/26(3)(4)	115	119
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
03-AR6, A1 2.439%, 6/25/33(3)	111	112
03-AR4, 2A1 2.251%, 8/25/33(3)	166	166
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A1 144A 3.300%, 8/5/32(4)	222	232
10-CNTR, A2 144A 4.311%, 8/5/32(4)	300	328
06-LDP7, AM 6.057%, 4/15/45(3)	125	136
06-LDP9, A3 5.336%, 5/15/47	237	257
07-LD12, A4 5.882%, 2/15/51(3)	425	471
JPMorgan Chase Mortgage Trust 14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	260	268

	PAR VALUE	VALUE
Non-Agency—continued
Leaf II Receivables Funding LLC 13-1, C 144A 3.460%, 9/15/21(4)	$150	$151
Lehman Brothers—UBS Commercial Mortgage Trust
06-C3, AM 5.712%, 3/15/39(3)	130	139
06-C6, A4 5.372%, 9/15/39	325	352
07-C6, A4 5.858%, 7/15/40(3)	231	248
MASTR Alternative Loan Trust 03-8, 2A1 5.750%, 11/25/33	228	239
MASTR Asset Securitization Trust 04-6, 4A1 5.000%, 7/25/19	121	125
Morgan Stanley Capital I Trust
06-IQ12, A4 5.332%, 12/15/43	509	548
07-IQ14, A4 5.692%, 4/15/49(3)	240	265
07-IQ14, AM 5.869%, 4/15/49(3)	130	138
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(4)	155	157
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(3)(4)	103	107
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(4)	133	137
Residential Asset Mortgage Products, Inc. 05-SL2, A4 7.500%, 2/25/32	90	95
Residential Asset Securitization Trust 13-LT2, A 144A 2.833%, 5/22/28(4)	57	57
SBA Tower Trust 144A 4.254%, 4/15/15(4)	225	231
Sequoia Mortgage Trust 12-3, A1 144A 4.000%, 12/25/43(3)(4)	199	206
Springleaf Mortgage Loan Trust 12-3A, A 144A 1.570%, 12/25/59(3)(4)	271	271
Structured Adjustable Rate Mortgage Loan Trust 04-1, 6A 2.437%, 2/25/34(3)	168	166
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 3.868%, 1/25/37(3)	99	99
Wells Fargo (Wachovia Bank Commercial Mortgage Trust)
07-C30, A5 5.342%, 12/15/43	285	311
07-C30, AM 5.383%, 12/15/43	160	174
07-C31, A4 5.509%, 4/15/47	250	271
07-C33, A5 6.140%, 2/15/51(3)	140	156

	PAR VALUE	VALUE
Non-Agency—continued
WinWater Mortgage Loan Trust 14-1, A1 144A 4.000%, 6/27/44(4)	$120	$124

		12,602
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $17,862)		18,935

ASSET-BACKED SECURITIES—1.9%
AmeriCredit Automobile Receivables Trust
12-4, D 2.680%, 10/9/18	140	144
13-2, D 2.420%, 5/8/19	275	278
Bayview Financial Mortgage-Pass-Through Trust 06-A, 1A2 5.483%, 2/28/41(3)	88	89
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(4)	227	232
BXG Receivables Note Trust 12-A, A 144A 2.660%, 12/2/27(4)	95	94
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(3)	250	252
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(4)	217	234
Exeter Automobile Receivables Trust 14-1A, B 144A 2.420%, 1/15/19(4)	135	136
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	81	82
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	105	107
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	134	135
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	120	122
Orange Lake Timeshare Trust 12-AA, B 144A 4.870%, 3/10/27(4)	74	76
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(3)	81	84
Santander Drive Auto Receivables Trust
11-2, C 3.280%, 6/15/16	100	101
10-B, C 144A 3.020%, 10/17/16(4)	39	39
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31	116	115
Terwin Mortgage Trust 04-15AL, A1 144A 5.676%, 7/25/34(3)(4)	63	62

Refer to Footnote Legend on page 26.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(4)	$169	$179
TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,503)		2,561

CORPORATE BONDS—18.3%

Consumer Discretionary—1.6%
Chrysler Group LLC 8.250%, 6/15/21	200	227
GLP Capital LP (GLP Financing II, Inc.) 144A 4.375%, 11/1/18(4)	5	5
144A 4.875%, 11/1/20(4)	90	93
144A 5.375%, 11/1/23(4)	5	5
Hyatt Hotels Corp. 3.375%, 7/15/23	115	112
International Game Technology 7.500%, 6/15/19	150	170
Kohl’s Corp. 4.750%, 12/15/23	160	171
Numericable Group SA 144A 6.000%, 5/15/22(4)	200	208
Penn National Gaming, Inc. 144A 5.875%, 11/1/21(4)	50	47
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	80	85
QVC, Inc. 5.125%, 7/2/22	135	144
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(4)	90	91
Sinclair Television Group, Inc. 5.375%, 4/1/21	110	111
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(4)	115	114
Starwood Hotels & Resorts Worldwide, Inc. 3.125%, 2/15/23	200	191
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(4)	110	112
Time Warner Cable, Inc. 6.750%, 7/1/18	185	219
Wyndham Worldwide Corp. 5.625%, 3/1/21	125	140

		2,245

Consumer Staples—0.6%
Altria Group, Inc. 2.950%, 5/2/23	140	134
Flowers Foods, Inc. 4.375%, 4/1/22	120	126
Reynolds American, Inc. 3.250%, 11/1/22	150	145
Smithfield Foods, Inc. 144A 5.875%, 8/1/21(4)	50	53
Tate & Lyle International Finance plc 144A 6.625%, 6/15/16(4)	275	303

		761

	PAR VALUE	VALUE
Energy—1.7%
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(4)	$95	$97
CHC Helicopter SA 9.250%, 10/15/20	90	99
Denbury Resources, Inc. 5.500%, 5/1/22	80	82
Ecopetrol S.A. 5.875%, 9/18/23	65	73
Frontier Oil Corp. 6.875%, 11/15/18	45	47
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(4)(11)	200	205
Lukoil OAO International Finance BV 144A 7.250%, 11/5/19(4)	175	199
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(4)	45	45
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(4)	100	105
Petrobras Global Finance BV 6.250%, 3/17/24	135	144
Petrobras International Finance Co. 5.375%, 1/27/21	100	104
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(5)	35	33
Petroleos Mexicanos
144A 4.875%, 1/18/24(4)	45	48
5.500%, 6/27/44	150	156
PHI, Inc. 144A 5.250%, 3/15/19(4)	35	36
QEP Resources, Inc. 6.875%, 3/1/21	105	118
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	200	203
Rowan Cos., Inc. 4.875%, 6/1/22	140	150
Targa Resources Partners LP 6.375%, 8/1/22	98	107
Weatherford International Ltd. 9.625%, 3/1/19	45	59
Williams Cos., Inc. (The) 3.700%, 1/15/23	100	96
Williams Partners LP 3.900%, 1/15/25	145	146

		2,352

Financials—9.0%
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(4)	150	151
Air Lease Corp. 4.750%, 3/1/20	80	86
Aircastle Ltd. 5.125%, 3/15/21	55	57
Allstate Corp. (The) 5.750%, 8/15/53(3)(6)	135	145

	PAR VALUE	VALUE
Financials—continued
American International Group, Inc.
2.375%, 8/24/15	$85	$87
3.375%, 8/15/20	55	57
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)	135	136
Associated Banc Corp. 5.125%, 3/28/16	85	91
Avis Budget Car Rental LLC 5.500%, 4/1/23	105	108
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(4)	150	169
Banco Bradesco S.A. 144A 5.900%, 1/16/21(4)	150	158
Banco de Credito del Peru 144A 4.250%, 4/1/23(4)	164	164
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	200	199
Banco do Brasil S.A. 144A 5.375%, 1/15/21(4)	150	153
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(3)(4)	115	122
Banco Santander Brasil SA 144A 4.500%, 4/6/15(4)	100	102
Banco Santander Chile 144A 3.750%, 9/22/15(4)	100	103
Banco Votorantim S.A. 144A 7.375%, 1/21/20(4)	130	143
Bancolombia S.A. 5.125%, 9/11/22	150	151
Bank of America Corp. 5.650%, 5/1/18	400	453
Bank of New York Mellon Corp. (The) 2.200%, 3/4/19	100	101
Barclays Bank plc 144A 5.926%(3)(4)(6)(7)	100	108
Brazil Loan Trust 1 144A 5.477%, 7/24/23(4)	150	155
Capital One Financial Corp. 6.150%, 9/1/16	125	138
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(4)	135	138
City National Corp. 5.250%, 9/15/20	100	113
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	200	189
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA NY 2.250%, 1/14/19	250	253
Corporate Office Properties LP 3.700%, 6/15/21	90	90
3.600%, 5/15/23	150	143
Excel Trust LP 4.625%, 5/15/24	55	56
Fidelity National Financial, Inc. 5.500%, 9/1/22	40	44
Fifth Third Bancorp 4.500%, 6/1/18	150	164

Refer to Footnote Legend on page 26.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
First Niagara Financial Group, Inc. 6.750%, 3/19/20	$125	$144
Ford Motor Credit Co. LLC 5.750%, 2/1/21	75	87
General Electric Capital Corp. 5.625%, 5/1/18	235	269
Genworth Holdings, Inc. 4.900%, 8/15/23	135	144
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(3)(4)	135	134
Goldman Sachs Group, Inc. (The) 5.950%, 1/18/18	165	188
HCP, Inc. 3.750%, 2/1/19	60	64
5.375%, 2/1/21	60	68
Health Care REIT, Inc. 4.700%, 9/15/17	150	164
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	50	50
Highwoods Realty LP 3.625%, 1/15/23	135	133
HSBC USA, Inc. 1.625%, 1/16/18	135	135
Huntington Bancshares, Inc. 7.000%, 12/15/20	95	115
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(3)(4)(6)(7)	160	173
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.) 4.875%, 3/15/19	10	10
6.000%, 8/1/20	55	59
5.875%, 2/1/22	115	120
iStar Financial, Inc. 5.000%, 7/1/19	45	45
Jefferies Group LLC 6.875%, 4/15/21	150	175
JPMorgan Chase & Co.
5.250%, 5/1/15	250	260
6.125%, 6/27/17	270	305
KeyCorp 5.100%, 3/24/21	165	187
Kimco Realty Corp. 6.875%, 10/1/19	150	180
Korea Finance Corp. 4.625%, 11/16/21	200	220
Lazard Group LLC 4.250%, 11/14/20	135	141
Legg Mason, Inc. 5.500%, 5/21/19	130	150
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	135	140
Lincoln National Corp. 6.050%, 4/20/67(3)(6)	50	51
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)	150	176
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	100	115

	PAR VALUE	VALUE
Financials—continued
Morgan Stanley 5.550%, 4/27/17	$120	$133
4.100%, 5/22/23	80	81
Series H, 5.450%, 12/29/49(3)	85	87
National Retail Properties, Inc. 5.500%, 7/15/21	150	171
Nationstar Mortgage LLC 6.500%, 7/1/21	135	136
Navient Corp. (SLM Corp.) 5.500%, 1/25/23	130	129
Nordea Bank AB 144A 4.250%, 9/21/22(4)	200	207
ORIX Corp. 5.000%, 1/12/16	86	91
Penske Truck Leasing Co. LP (PTL Finance Corp.) 144A 2.875%, 7/17/18(4)	65	67
PKO Finance AB 144A 4.630%, 9/26/22(4)(11)	200	208
Progressive Corp. (The) 6.700%, 6/15/37(3)	160	178
Prudential Financial, Inc.
5.875%, 9/15/42(3)	140	152
5.625%, 6/15/43(3)(6)	60	64
Royal Bank of Scotland Group plc (The) 5.625%, 8/24/20	150	172
Sabra Health Care LP 5.500%, 2/1/21	40	42
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)	145	147
Senior Housing Properties Trust 4.300%, 1/15/16	125	130
SunTrust Bank Atlanta GA 2.750%, 5/1/23	200	192
Swedbank AB 144A 1.750%, 3/12/18(4)	200	200
Unum Group 7.125%, 9/30/16	125	142
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	155	153
Voya Financial, Inc.
( f.k.a. ING (U.S.), Inc.) 5.500%, 7/15/22	110	126
5.650%, 5/15/53(3)	110	113
Wells Fargo & Co. 3.450%, 2/13/23	115	114
Willis Group Holdings plc 5.750%, 3/15/21	125	140
WP Carey, Inc. 4.600%, 4/1/24	105	109
XL Group plc Series E, 6.500%, 12/29/49(3)	100	99
Zions Bancorporation 4.500%, 6/13/23	40	41

		12,353

Health Care—0.9%
Cardinal Health, Inc. 3.200%, 3/15/23	70	69

	PAR VALUE	VALUE
Health Care—continued
Carefusion Corp. 3.300%, 3/1/23	$135	$130
Catamaran Corp. 4.750%, 3/15/21	70	71
Community Health Systems, Inc. (CHS) 144A 5.125%, 8/1/21(4)	30	31
144A 6.875%, 2/1/22(4)	15	16
Endo Finance LLC (Endo Finco, Inc.) 144A 5.375%, 1/15/23(4)	85	85
Express Scripts Holding Co. 3.900%, 2/15/22	140	146
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(4)	80	88
HCA, Inc. 6.500%, 2/15/20	105	118
Mylan, Inc. 144A 3.125%, 1/15/23(4)	150	144
Tenet Healthcare Corp. 4.500%, 4/1/21	105	106
Valeant Pharmaceuticals International, Inc. Escrow Corp.
144A 6.750%, 8/15/18(4)	45	49
144A 7.500%, 7/15/21(4)	15	17
144A 5.625%, 12/1/21(4)	25	26
Zoetis, Inc. 3.250%, 2/1/23	70	69

		1,165

Industrials—1.5%
AAR Corp. 7.250%, 1/15/22	80	88
ADT Corp.(The) 6.250%, 10/15/21	110	117
Atlas Air Pass-Through-Trust 00-1, A 8.707%, 1/2/19	79	83
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	75	78
British Airways plc 144A 5.625%, 6/20/20(4)	60	64
Carpenter Technology Corp. 5.200%, 7/15/21	150	161
Continental Airlines Pass-Through-Trust
98-, A 6.648%, 9/15/17	146	155
99-, A 6.545%, 2/2/19	171	190
01-1, A1 6.703%, 6/15/21	171	186
Deluxe Corp.
7.000%, 3/15/19	60	64
6.000%, 11/15/20	40	42
KOC Holding AS 144A 3.500%, 4/24/20(4)	200	190
Norfolk Southern Corp. 2.903%, 2/15/23	140	136
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	122	132
Spirit AeroSystems, Inc. 144A 5.250%, 3/15/22(4)	25	25
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	242	268

Refer to Footnote Legend on page 26.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—continued
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(4)	$129	$138

		2,117

Information Technology—0.3%
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	135	138
Fidelity National Financial, Inc. 6.600%, 5/15/17	175	197
Infor Software Parent LLC PIK Interest Capitalization, 144A 7.125%, 5/1/21(4)(13)	30	31
Sanmina Corp. 144A 4.375%, 6/1/19(4)	20	20

		386

Materials—1.5%
Corp Nacional del Cobre de Chile 144A 3.750%, 11/4/20(4)	100	104
CRH America, Inc.
6.000%, 9/30/16	255	283
8.125%, 7/15/18	150	184
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	100	113
Hexion U.S. Finance Corp.
8.875%, 2/1/18	65	68
6.625%, 4/15/20	80	85
NewMarket Corp. 4.100%, 12/15/22	142	142
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	70	74
PTT Global Chemical plc 144A 4.250%, 9/19/22(4)	200	202
Rayonier AM Products, Inc. 144A 5.500%, 6/1/24(4)	70	71
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	230	244
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(4)(11)	100	107
Tronox Finance LLC 6.375%, 8/15/20	55	57
Vale Overseas Ltd. 4.375%, 1/11/22	130	133
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	100	116

		1,983

Telecommunication Services—0.4%
CenturyLink, Inc. Series V 5.625%, 4/1/20	65	69
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	250	276
T-Mobile USA, Inc. 6.731%, 4/28/22	30	32
Verizon Communications, Inc. 2.550%, 6/17/19	100	102
Windstream Corp. 7.750%, 10/15/20	80	87

		566

	PAR VALUE	VALUE
Utilities—0.8%
Electricite de France SA 144A 5.250%(3)(4)(6)(7)	$170	$173
Energy Transfer Partners LP 4.150%, 10/1/20	130	138
Entergy Mississippi, Inc. 3.100%, 7/1/23	175	174
Kansas City Power & Light Co. 3.150%, 3/15/23	110	110
NRG Energy, Inc. 6.625%, 3/15/23	10	11
United Energy Distribution Holdings Property Ltd. 144A 5.450%, 4/15/16(4)(8)	500	520

		1,126
TOTAL CORPORATE BONDS
(Identified Cost $23,909)		25,054

LOAN AGREEMENTS(3)—1.1%

Consumer Discretionary—0.3%
Bauer Performance Sports Ltd. 4.500%, 4/15/21	43	43
Landry’s, Inc. Tranche B, 4.000%, 4/24/18	102	103
PVH Corp. Tranche B 3.250%, 2/13/20	79	79
Seminole Hard Rock Entertainment, Inc. Tranche B, 3.500%, 5/14/20	45	45
SRAM Corp. 0.000%, 4/10/20(10)	26	25
TI Group Auto Systems LLC 5.500%, 3/28/19	46	47
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	32	32

		374

Energy—0.1%
NGPL Pipeco LLC 6.750%, 9/15/17	69	69
Seadrill Operating LP (Seadrill Partners Finco LLC) Tranche B 0.000%, 2/21/21(10)	52	52

		121

Financials—0.2%
Altisource Solutions S.A.R.L Tranche B, 4.500%, 12/9/20	104	104
Walter Investment Management Corp. Tranche B 4.750%, 12/18/20	119	118

		222

	PAR VALUE	VALUE
Health Care—0.0%
Community Health Systems, Inc. (CHS) Tranche D, 4.250%, 1/27/21	$10	$10
ConvaTec, Inc. 0.000%, 12/22/16(10)	12	12
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	28	28

		50

Industrials—0.1%
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	104	104
AWAS Finance Luxembourg SA 3.500%, 7/16/18	40	41
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	18	18
Ceridian Corp. 4.400%, 8/14/15	46	47

		210

Information Technology—0.3%
Alcatel-Lucent USA, Inc. 4.500%, 1/30/19	138	139
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	3	3
CCC Information Services 0.000%, 12/20/19(10)	33	33
IPC Systems, Inc. First Lien, 6.000%, 11/8/20	50	50
Mitchell International, Inc. 4.500%, 10/13/20	27	27
Novell, Inc. (Attachmate Corp.) First Lien, 0.000%, 11/22/17(10)	36	36
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	72	72

		360

Materials—0.1%
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 3.750%, 6/28/19	63	63
Houghton International, Inc. Holding Corp. (HII Holding Corp.) First Lien, 4.000%, 12/20/19	79	79

		142

Utilities—0.0%
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.625%, 10/10/17(12)	66	54
TOTAL LOAN AGREEMENTS (Identified Cost $1,522)		1,533

Refer to Footnote Legend on page 26.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
PREFERRED STOCK—0.6%

Financials—0.6%
Ally Financial, Inc. Series G, 144A, 7.000%(4)	84		$84
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(3)	110	(9)	115
Goldman Sachs Group, Inc. Series L, 5.700%(3)	80	(9)	83
JPMorgan Chase & Co., Series V, 5.000%(3)	100	(9)	99
Series Q, 5.150%(3)	105	(9)	101
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	95	(9)	91
Wells Fargo & Co. Series K, 7.980%(3)	95	(9)	108
Zions Bancorp, 6.950%(3)	4,250		113
TOTAL PREFERRED STOCK (Identified Cost $704)			794

COMMON STOCKS—59.6%

Consumer Discretionary—8.3%
Comcast Corp. Class A	30,000		1,610
Ford Motor Co.	97,000		1,672
Goodyear Tire & Rubber Co. (The)	59,000		1,639
Lear Corp.	18,000		1,608
Macy’s, Inc.	27,000		1,567
Michael Kors Holdings Ltd.(2)	17,000		1,507
Time Warner, Inc.	24,000		1,686
Time, Inc.(2)	3,000		73

			11,362

Consumer Staples—2.3%
Archer-Daniels-Midland Co. (The)	36,000		1,588
PepsiCo, Inc.	18,000		1,608

			3,196

Energy—8.4%
Chevron Corp.	13,000		1,697
Continental Resources, Inc.(2)(14)	10,000		1,580
Helmerich & Payne, Inc.	15,000		1,742
Noble Corp. plc	50,000		1,678
Schlumberger Ltd.	14,000		1,651
Suncor Energy, Inc.	38,000		1,620
Valero Energy Corp.	30,000		1,503

			11,471

Financials—10.9%
Aflac, Inc.	26,000		1,618
BB&T Corp.	41,000		1,617
BlackRock, Inc.	5,300		1,694
Blackstone Group LP (The)	50,000		1,672
Goldman Sachs Group, Inc. (The)	10,000		1,674

	SHARES	VALUE
Financials—continued
JPMorgan Chase & Co.	29,000	$1,671
Lincoln National Corp.	32,000	1,646
T. Rowe Price Group, Inc.	19,000	1,604
US Bancorp	40,000	1,733

		14,929

Health Care—4.8%
Abbott Laboratories	41,000	1,677
Biogen Idec, Inc.(2)	5,500	1,734
UnitedHealth Group, Inc.	20,000	1,635
Zimmer Holdings, Inc.	15,000	1,558

		6,604

Industrials—9.5%
Alaska Air Group, Inc.	17,000	1,616
Cummins, Inc.	10,000	1,543
Deere & Co.	18,000	1,630
Dover Corp.	18,000	1,637
L-3 Communications Holdings, Inc.	14,000	1,691
Parker Hannifin Corp.	13,000	1,634
Trinity Industries, Inc.	38,000	1,661
Union Pacific Corp.	16,000	1,596

		13,008

Information Technology—11.9%
Apple, Inc.	18,900	1,756
Cisco Systems, Inc.	65,000	1,615
EMC Corp.	59,000	1,554
Google, Inc. Class A(2)	1,300	760
Google, Inc. Class C(2)	1,300	748
Intel Corp.	54,000	1,669
Jabil Circuit, Inc.	82,000	1,714
MasterCard, Inc. Class A	21,000	1,543
NetApp, Inc.	44,000	1,607
Oracle Corp.	39,000	1,581
QUALCOMM, Inc.	21,000	1,663

		16,210

Materials—2.4%
CF Industries Holdings, Inc.	6,200	1,491
Freeport-McMoRan Copper & Gold, Inc.	47,000	1,716

		3,207

Telecommunication Services—1.1%
Verizon Communications, Inc.	32,000	1,566
TOTAL COMMON STOCKS (Identified Cost $55,763)		81,553
TOTAL LONG TERM INVESTMENTS—99.4%
(Identified Cost $107,651)		136,040

	SHARES	VALUE
SHORT-TERM INVESTMENTS—0.2%

Money Market Mutual Funds—0.2%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	224,730	$225
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $225)		225

SECURITIES LENDING COLLATERAL—1.2%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(15)	1,586,474	1,586
TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $1,586)		1,586
TOTAL INVESTMENTS—100.8%
(Identified Cost $109,462)		137,851	(1)
Other assets and liabilities, net—(0.8)%		(1,130)

NET ASSETS—100.0%		$136,721

Abbreviations:

FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2014.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $13,762 or 10.1% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States. Therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date.
(8)	Illiquid security.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

(9)	Value shown as par value.
(10)	This loan will settle after June 30, 2014, at which time the interest rate based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(11)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(12)	Security in default, interest payments are being received during the bankruptcy proceedings.
(13)	100% of the income received was in cash.
(14)	All or a portion of security is on loan.
(15)	Represents security purchased with cash collateral received for securities on loan.

Foreign Currencies:

AUD	Australian Dollar
CLP	Chilean Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble

Country Weightings†
United States	89%
Australia	1
Brazil	1
Canada	1
Luxembourg	1
Switzerland	1
United Kingdom	1
Other	5
Total	100%
† % of total investments as of June 30, 2014

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2014	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$2,561	$—	$2,561
Corporate Bonds and Notes	25,054	—	25,054
Foreign Government Securities	1,730	—	1,730
Loan Agreements	1,533	—	1,533
Mortgage-Backed Securities	18,935	—	18,935
Municipal Bonds	2,671	—	2,671
U.S. Government Securities	1,209	—	1,209
Equity Securities:
Common Stocks	81,553	81,553	—
Preferred Stock	794	113	681
Securities Lending Collateral	1,586	1,586	—
Short-Term Investments	225	225	—

Total Investments	$137,851	$83,477	$54,374

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2014 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Capital Growth Series	Growth & Income Series		International Series
Assets
Investment in securities at value(1)(2)	$212,358	$149,983		$316,663
Receivables
Investment securities sold	—	956		—
Dividends and interest	121	108		657
Tax reclaims	4	—		754
Prepaid expenses	2	1		4
Prepaid trustee retainer	11	8		16
Other assets	231	161		343

Total assets	212,727	151,217		318,437

Liabilities
Cash overdraft	—	13		—
Payables
Series shares repurchased	288	171		490
Collateral for securities on loan	—	2,887		—
Investment advisory fee	91	57		179
Administration fees	22	15		32
Transfer agent fees and expenses	— (3)	—	(3)	—	(3)
Trustees’ fees and expenses	3	2		4
Professional fees	29	26		39
Distribution and service fees	43	30		65
Trustee deferred compensation plan	231	161		343
Other accrued expenses	30	20		45

Total liabilities	737	3,382		1,197

Net Assets	$211,990	$147,835		$317,240

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$192,041	$91,894		$202,307
Accumulated undistributed net investment income (loss)	(123)	67		5,149
Accumulated undistributed net realized gain (loss)	(48,515)	8,445		(9,069)
Net unrealized appreciation (depreciation)	68,587	47,429		118,853

Net Assets	$211,990	$147,835		$317,240

Class A
Net asset value and offering price per share	$21.07	$18.09		$19.42

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	10,061,612	8,173,340		16,329,919

Net assets	$211,990	$147,835		$317,125

Class I
Net asset value per share	$—	$—		$19.40

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	—	—		5,917

Net assets	$—	$—		$115

(1) Investments in securities at cost	143,771	102,554		197,824
(2) Market value of securities on loan	—	2,834		—
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2014 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Multi-Sector Fixed Income Series		Premium AlphaSector® Series		Real Estate Securities Series
Assets
Investment in securities at value(1)	$175,585		$31,741		$101,497
Cash	155		—		—
Receivables
Investment securities sold	350		1,140		419
Series shares sold	3		47		16
Dividends and interest	2,072		—	(2)	326
Tax reclaims	2		—		—
Prepaid expenses	1		1		1
Prepaid trustee retainer	10		2		6
Other assets	191		26		108

Total assets	178,369		32,957		102,373

Liabilities
Cash overdraft	—		90		—
Payables
Series shares repurchased	190		—	(2)	211
Investment securities purchased	2,181		1,000		251
Investment advisory fee	63		30		54
Administration fees	17		2		9
Transfer agent fees and expenses	—	(2)	—	(2)	1
Trustees’ fees and expenses	2		—	(2)	1
Professional fees	32		13		23
Distribution and service fees	36		6		21
Trustee deferred compensation plan	191		26		108
Other accrued expenses	37		—		21

Total liabilities	2,749		1,167		700

Net Assets	$175,620		$31,790		$101,673

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$171,208		$27,628		$52,511
Accumulated undistributed net investment income (loss)	724		(1)		445
Accumulated undistributed net realized gain (loss)	(3,177)		1,170		2,482
Net unrealized appreciation (depreciation)	6,865		2,993		46,235

Net Assets	$175,620		$31,790		$101,673

Class A
Net asset value and offering price per share	$9.84		$14.12		$26.48

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	17,830,915		2,241,551		3,835,123

Net assets	$175,491		$31,650		$101,553

Class I
Net asset value per share	$9.83		$14.12		$26.45

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	13,141		9,909		4,555

Net assets	$129		$140		$120

(1) Investments in securities at cost	168,724		28,748		55,262
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2014 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Small-Cap Growth Series		Small-Cap Value Series		Strategic Allocation Series
Assets
Investment in securities at value(1)(2)	$63,789		$117,570		$137,851
Receivables
Investment securities sold	—		2,261		654
Series shares sold	11		28		—
Dividends and interest	14		23		536
Tax reclaims	—		—		—	(3)
Prepaid expenses	1		1		1
Prepaid trustee retainer	3		6		7
Other assets	71		133		149

Total assets	63,889		120,022		139,198

Liabilities
Cash overdraft	—		—		168
Payables
Series shares repurchased	59		28		277
Investment securities purchased	443		1,887		151
Collateral for securities on loan	—		—		1,586
Investment advisory fee	32		63		54
Administration fees	7		13		11
Transfer agent fees and expenses	—	(3)	—	(3)	—	(3)
Trustees’ fees and expenses	1		2		2
Professional fees	22		25		28
Distribution and service fees	13		24		28
Trustee deferred compensation plan	71		133		149
Other accrued expenses	12		26		23

Total liabilities	660		2,201		2,477

Net Assets	$63,229		$117,821		$136,721

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$43,458		$83,836		$103,521
Accumulated undistributed net investment income (loss)	(293)		(36)		142
Accumulated undistributed net realized gain (loss)	1,824		2,004		4,669
Net unrealized appreciation (depreciation)	18,240		32,017		28,389

Net Assets	$63,229		$117,821		$136,721

Class A
Net asset value and offering price per share	$20.43		$17.10		$14.95

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	3,083,578		6,889,385		9,145,409

Net assets	$63,000		$117,821		$136,721

Class I
Net asset value per share	$20.49		$—		$—

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	11,186		—		—

Net assets	$229		$—		$—

(1) Investments in securities at cost	45,549		85,553		109,462
(2) Market value of securities on loan	—		—		1,558
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)

($ Reported in thousands)

	Capital Growth Series	Growth & Income Series	International Series
Investment Income
Dividends	$1,166	$1,368	$11,973
Security lending	— (1)	4	25
Foreign taxes withheld	(3)	—	(629)

Total investment income	1,163	1,372	11,369

Expenses
Investment advisory fee	729	508	1,146
Administration fee	129	90	190
Distribution and service fees	260	181	387
Transfer agent fees and expenses	1	1	1
Custodian fees	2	1	34
Printing fees and expenses	15	10	21
Professional fees	28	24	39
Trustees’ fees and expenses	45	32	68
Miscellaneous expenses	21	14	38

Total expenses	1,230	861	1,924
Less expenses reimbursed by investment advisor	(158)	(150)	(97)

Net expenses	1,072	711	1,827

Net investment income	91	661	9,542

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	7,727	8,744	6,692
Net realized gain (loss) on foreign currency transactions	—	—	22
Net change in unrealized appreciation (depreciation) on investments	(1,241)	1,200	8,235
Net change in unrealized appreciation (depreciation) on foreign currency translations	—	—	(7)

Net gain (loss) on investments	6,486	9,944	14,942

Net increase in net assets resulting from operations	$6,577	$10,605	$24,484

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)

($ Reported in thousands)

	Multi-Sector Fixed Income Series	Premium AlphaSector® Series	Real Estate Securities Series
Investment Income
Interest	$4,980	$—	$—
Dividends	120	269	1,457
Foreign taxes withheld	(5)	—	—

Total investment income	5,095	269	1,457

Expenses
Investment advisory fee	430	130	365
Administration fee	105	13	59
Distribution and service fees	215	29	121
Transfer agent fees and expenses	1	1	1
Custodian fees	4	1	1
Printing fees and expenses	15	2	11
Professional fees	29	10	20
Trustees’ fees and expenses	38	4	21
Miscellaneous expenses	21	2	11

Total expenses	858	192	610
Less expenses reimbursed by investment advisor	(50)	—	(46)
Plus expenses recaptured by investment advisor	—	9	—

Net expenses	808	201	564

Net investment income	4,287	68	893

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	439	1,256	4,344
Net realized gain (loss) on foreign currency transactions	(14)	—	—
Net change in unrealized appreciation (depreciation) on investments	4,822	399	10,887
Net change in unrealized appreciation (depreciation) on foreign currency translations	8	—	—

Net gain (loss) on investments	5,255	1,655	15,231

Net increase in net assets resulting from operations	$9,542	$1,723	$16,124

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)

($ Reported in thousands)

	Small-Cap Growth Series	Small-Cap Value Series	Strategic Allocation Series
Investment Income
Dividends	$149	$875	$759
Interest	—	—	1,168
Security lending	—	—	2
Foreign taxes withheld	—	—	—	(1)

Total investment income	149	875	1,929

Expenses
Investment advisory fee	273	541	403
Administration fee	40	75	83
Distribution and service fees	80	150	168
Transfer agent fees and expenses	1	1	1
Custodian fees	1	1	2
Printing fees and expenses	7	12	10
Professional fees	19	23	26
Trustees’ fees and expenses	15	28	30
Miscellaneous expenses	7	14	14

Total expenses	443	845	737
Less expenses reimbursed by investment advisor	(60)	(124)	(79)

Net expenses	383	721	658

Net investment income (loss)	(234)	154	1,271

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	1,828	9,019	4,879
Net realized gain (loss) on foreign currency transactions	—	—	(2)
Net change in unrealized appreciation (depreciation) on investments	(4,195)	(13,905)	2,094
Net change in unrealized appreciation (depreciation) on foreign currency translations	—	—	—	(1)

Net gain (loss) on investments	(2,367)	(4,886)	6,971

Net increase (decrease) in net assets resulting from operations	$(2,601)	$(4,732)	$8,242

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Capital Growth Series		Growth & Income Series		International Series
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$91	$380	$661	$1,199	$9,542	$6,493
Net realized gain (loss)	7,727	15,987	8,744	23,083	6,714	21,510
Net change in unrealized appreciation (depreciation)	(1,241)	35,890	1,200	15,419	8,228	(3,040)

Increase (decrease) in net assets resulting from operations	6,577	52,257	10,605	39,701	24,484	24,963

From Distributions to Shareholders
Net investment income, Class A	(131)	(655)	(639)	(1,206)	(4,835)	(7,001)
Net investment income, Class I	—	—	—	—	(2)	(2)
Net realized long-term gains, Class A	—	—	(2,949)	(11,002)	—	—

Decrease in net assets from distributions to shareholders	(131)	(655)	(3,588)	(12,208)	(4,837)	(7,003)

From Share Transactions
Sale of shares
Class A	1,594	3,923	589	1,555	3,048	4,543
Class I	—	—	—	—	2	103
Reinvestment of distributions
Class A	131	655	3,588	12,208	4,835	7,001
Class I	—	—	—	—	2	2
Shares repurchased
Class A	(14,445)	(27,891)	(13,742)	(28,258)	(28,124)	(53,496)
Class I	—	—	—	—	—	—

Increase (decrease) in net assets from share transactions	(12,720)	(23,313)	(9,565)	(14,495)	(20,237)	(41,847)

Net increase (decrease) in net assets	(6,274)	28,289	(2,548)	12,998	(590)	(23,887)

Net Assets
Beginning of period	218,264	189,975	150,383	137,385	317,830	341,717

End of period	$211,990	$218,264	$147,835	$150,383	$317,240	$317,830

Accumulated undistributed net investment income (loss) at end of period	(123)	(84)	67	45	5,149	443

Shares
Sales of shares
Class A	79	222	33	95	162	255
Class I	—	—	—	—	— (2)	6
Reinvestment of distributions
Class A	7	36	199	716	250	408
Class I	—	—	—	—	— (2)	— (2)
Shares repurchased
Class A	(716)	(1,571)	(785)	(1,738)	(1,508)	(2,993)
Class I	—	—	—	—	— (2)	—

Net Increase/(Decrease)	(630)	(1,313)	(553)	(927)	(1,096)	(2,324)

(1)	Amount is less than $500.
(2)	Amount is less than 500 shares.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(Reported in thousands)

	Multi-Sector Fixed Income Series		Premium AlphaSector® Series		Real Estate Securities Series
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$4,287	$9,716	$68	$55	$893	$1,204
Net realized gain (loss)	425	4,676	1,256	123	4,344	14,501
Net change in unrealized appreciation (depreciation)	4,830	(10,289)	399	2,416	10,887	(14,293)

Increase (decrease) in net assets resulting from operations	9,542	4,103	1,723	2,594	16,124	1,412

From Distributions to Shareholders
Net investment income, Class A	(4,185)	(9,966)	(65)	(57)	(555)	(1,464)
Net investment income, Class I	(3)	(6)	—	(1)	(1)	(2)
Net realized short-term gains, Class A	—	—	(45)	— (1)	(85)	(354)
Net realized short-term gains, Class I	—	—	— (1)	—	— (1)	— (1)
Net realized long-term gains, Class A	—	—	(7)	(55)	(3,291)	(14,262)
Net realized long-term gains, Class I	—	—	— (1)	— (1)	(4)	(16)

Decrease in net assets from distributions to shareholders	(4,188)	(9,972)	(117)	(113)	(3,936)	(16,098)

From Share Transactions
Sale of shares
Class A	6,624	15,854	14,912	15,954	3,411	4,467
Class I	—	128	2	125	—	113
Reinvestment of distributions
Class A	4,185	9,966	116	113	3,930	16,080
Class I	3	6	1	1	5	18
Shares repurchased
Class A	(12,663)	(51,738)	(3,686)	(4,778)	(8,757)	(17,495)
Class I	(2)	(3)	(11)	(3)	—	—

Increase (decrease) in net assets from share transactions	(1,853)	(25,787)	11,334	11,411	(1,411)	3,183

Net increase (decrease) in net assets	3,501	(31,656)	12,940	13,892	10,777	(11,503)

Net Assets
Beginning of period	172,119	203,775	18,850	4,958	90,896	102,399

End of period	$175,620	$172,119	$31,790	$18,850	$101,673	$90,896

Accumulated undistributed net investment income (loss) at end of period	724	625	(1)	(4)	445	107

Shares
Sales of shares
Class A	674	1,613	1,100	1,313	132	158
Class I	—	13	—	11	—	4
Reinvestment of distributions
Class A	425	1,054	8	9	149	660
Class I	— (2)	1	—	—	3	1
Shares repurchased
Class A	(1,293)	(5,259)	(273)	(392)	(339)	(612)
Class I	— (2)	(1)	— (2)	—	(2)	—

Net Increase/(Decrease)	(194)	(2,579)	835	941	(57)	211

(1)	Amount is less than $500.
(2)	Amount is less than 500 shares.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Small-Cap Growth Series		Small-Cap Value Series		Strategic Allocation Series
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(234)	$(415)	$154	$313	$1,271	$2,552
Net realized gain (loss)	1,828	8,789	9,019	9,947	4,877	14,428
Net change in unrealized appreciation (depreciation)	(4,195)	13,726	(13,905)	33,453	2,094	5,528

Increase (decrease) in net assets resulting from operations	(2,601)	22,100	(4,732)	43,713	8,242	22,508

From Distributions to Shareholders
Net investment income, Class A	—	(177)	(227)	(725)	(1,450)	(2,599)
Net investment income Class I	— (1)	—	—	—	—	—
Net realized long-term gains, Class A	(1,612)	(567)	—	—	(1,800)	(10,364)
Net realized long-term gains, Class I	(6)	(1)	—	—	—	—

Decrease in net assets from distributions to shareholders	(1,618)	(745)	(227)	(725)	(3,250)	(12,963)

From Share Transactions
Sale of shares
Class A	473	1,187	363	932	251	1,106
Class I	106	110	—	—	—	—
Reinvestment of distributions
Class A	1,615	744	227	725	3,250	12,963
Class I	6	1	—	—	—	—
Shares repurchased
Class A	(5,827)	(12,210)	(13,162)	(28,034)	(9,225)	(21,207)
Class I	(10)	—	—	—	—	—

Increase (decrease) in net assets from share transactions	(3,637)	(10,168)	(12,572)	(26,377)	(5,724)	(7,138)

Net increase (decrease) in net assets	(7,856)	11,187	(17,531)	16,611	(732)	2,407

Net Assets
Beginning of period	71,085	59,898	135,352	118,741	137,453	135,046

End of period	$63,229	$71,085	$117,821	$135,352	$136,721	$137,453

Accumulated undistributed net investment income (loss) at end of period	(293)	(59)	(36)	37	142	321

Shares
Sales of shares
Class A	23	63	22	63	17	77
Class I	5	6	—	—	—	—
Reinvestment of distributions
Class A	79	36	13	47	218	906
Class I	— (2)	— (2)	—	—	—	—
Shares repurchased
Class A	(286)	(657)	(783)	(1,855)	(630)	(1,464)
Class I	— (2)	—	—	—	—	—

Net Increase/(Decrease)	(179)	(552)	(748)	(1,745)	(395)	(481)

(1)	Amount is less than $500.
(2)	Amount is less than 500 shares.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(3)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(4)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Capital Growth Series
Class A
1/1/14 to 6/30/14(9)	$20.41	0.01	0.66	0.67	(0.01)	—	(0.01)	0.66	$21.07	3.30	%(7)	$211,990	1.03	%(6)	1.18	%(6)	0.09	%(6)	11	%(7)
1/1/13 to 12/31/13	15.82	0.04	4.61	4.65	(0.06)	—	(0.06)	4.59	20.41	29.44		218,264	1.03		1.14		0.19		30
1/1/12 to 12/31/12	13.99	0.11	1.81	1.92	(0.09)	—	(0.09)	1.83	15.82	13.76		189,975	0.96	(8)	1.13		0.68		16
1/1/11 to 12/31/11	14.67	0.01	(0.68)	(0.67)	(0.01)	—	(0.01)	(0.68)	13.99	(4.60)		189,689	0.95		1.15		0.04		127
1/1/10 to 12/31/10	12.83	0.05	1.85	1.90	(0.06)	—	(0.06)	1.84	14.67	14.88		228,109	0.95		1.05		0.36		166
1/1/09 to 12/31/09	9.95	0.09	2.89	2.98	(0.10)	—	(0.10)	2.88	12.83	29.93		236,409	0.95		1.07		0.85		107
Growth & Income Series
Class A
1/1/14 to 6/30/14(9)	$17.23	0.08	1.23	1.31	(0.08)	(0.37)	(0.45)	0.86	$18.09	7.61	%(7)	$147,835	0.98	%(6)	1.19	%(6)	0.91	%(6)	15	%(7)
1/1/13 to 12/31/13	14.23	0.11	4.39	4.50	(0.14)	(1.36)	(1.50)	3.00	17.23	31.81		150,383	0.98		1.14		0.84		54
1/1/12 to 12/31/12	12.51	0.12	1.73	1.85	(0.13)	—	(0.13)	1.72	14.23	14.77		137,385	0.91	(8)	1.14		0.83		73
1/1/11 to 12/31/11	12.82	0.09	(0.30)	(0.21)	(0.10)	—	(0.10)	(0.31)	12.51	(1.66)		148,283	0.90		1.16		0.69		36
1/1/10 to 12/31/10	11.49	0.11	1.34	1.45	(0.12)	—	(0.12)	1.33	12.82	12.83		189,361	0.90		1.07		0.98		39
1/1/09 to 12/31/09	9.45	0.13	2.07	2.20	(0.16)	—	(0.16)	2.04	11.49	23.50		90,300	0.94		1.11		1.35		109
International Series
Class A
1/1/14 to 6/30/14(9)	$18.23	0.57	0.92	1.49	(0.30)	—	(0.30)	1.19	$19.42	8.18	%(7)	$317,125	1.18	%(6)	1.24	%(6)	6.16	%(6)	4	%(7)
1/1/13 to 12/31/13	17.30	0.35	0.97	1.32	(0.39)	—	(0.39)	0.93	18.23	7.78		317,726	1.18	(2)	1.18		1.97		11
1/1/12 to 12/31/12	15.28	0.41	2.06	2.47	(0.45)	—	(0.45)	2.02	17.30	16.52		341,717	1.06	(8)	1.18		2.53		13
1/1/11 to 12/31/11	16.45	0.47	(1.21)	(0.74)	(0.43)	—	(0.43)	(1.17)	15.28	(4.57)		335,529	1.03		1.19		2.91		17
1/1/10 to 12/31/10	14.86	0.35	1.61	1.96	(0.37)	—	(0.37)	1.59	16.45	13.47		403,607	1.03		1.08		2.36		24
1/1/09 to 12/31/09	10.95	0.31	4.01	4.32	(0.41)	—	(0.41)	3.91	14.86	39.87		421,706	1.03		1.08		2.55		26

Class I
1/1/14 to 6/30/14(9)	$18.22	0.59	0.91	1.50	(0.32)	—	(0.32)	1.18	$19.40	8.26	%(7)	$115	0.93	%(6)	0.99	%(6)	6.37	%(6)	4	%(7)
4/30/13(5) to 12/31/13	18.40	0.18	0.08	0.26	(0.44)	—	(0.44)	(0.18)	18.22	1.17	(7)	104	0.93	(6)(2)	0.93	(6)	1.54	(6)	11
Multi-Sector Fixed Income Series
Class A
1/1/14 to 6/30/14(9)	$9.54	0.24	0.30	0.54	(0.24)	—	(0.24)	0.30	$9.84	5.66	%(7)	$175,491	0.94	%(6)	1.00	%(6)	4.99	%(6)	28	%(7)
1/1/13 to 12/31/13	9.88	0.51	(0.30)	0.21	(0.55)	—	(0.55)	(0.34)	9.54	2.25		171,995	0.94		0.96		5.23		56
1/1/12 to 12/31/12	9.18	0.58	0.74	1.32	(0.62)	—	(0.62)	0.70	9.88	14.69		203,775	0.78	(8)	0.94		5.94		85
1/1/11 to 12/31/11	9.55	0.63	(0.34)	0.29	(0.66)	—	(0.66)	(0.37)	9.18	2.99		197,016	0.75		0.97		6.50		39
1/1/10 to 12/31/10	8.98	0.61	0.65	1.26	(0.69)	—	(0.69)	0.57	9.55	14.36		227,860	0.75		0.85		6.48		56
1/1/09 to 12/31/09	6.86	0.57	2.15	2.72	(0.60)	—	(0.60)	2.12	8.98	40.13		206,107	0.75		0.84		7.06		72

Class I
1/1/14 to 6/30/14(9)	$9.53	0.25	0.30	0.55	(0.25)	—	(0.25)	0.30	$9.83	5.79	%(7)	$129	0.69	%(6)	0.75	%(6)	5.24	%(6)	28	%(7)
4/30/13(5) to 12/31/13	10.19	0.36	(0.44)	(0.08)	(0.58)	—	(0.58)	(0.66)	9.53	(0.89	)(7)	124	0.69	(6)	0.71	(6)	5.54	(6)	56

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(3)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(4)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Premium AlphaSector® Series
Class A
1/1/14 to 6/30/14(9)	$13.30	0.04	0.83	0.87	(0.03)	(0.02)	(0.05)	0.82	$14.12	6.56	%(7)	$31,650	1.70	%(6)(10)	—	%(11)	0.56	%(6)	121	%(7)
1/1/13 to 12/31/13	10.41	0.06	2.92	2.98	(0.05)	(0.04)	(0.09)	2.89	13.30	28.71		18,710	1.70		1.79		0.52		108
1/1/12 to 12/31/12	9.49	0.15	0.86	1.01	(0.09)	—	(0.09)	0.92	10.41	10.69		4,958	1.70		2.07		1.50		272
2/14/11(5) to 12/31/11	10.00	0.08	(0.52)	(0.44)	(0.07)	—	(0.07)	(0.51)	9.49	(4.47	)(7)	1,250	1.70	(6)	7.31	(6)	0.98	(6)	249	(7)

Class I
1/1/14 to 6/30/14(9)	$13.30	0.03	0.85	0.88	(0.04)	(0.02)	(0.06)	0.82	$14.12	6.55	%(7)	$140	1.45	%(6)(10)	—	%(11)	0.00	%(6)	121	%(7)
4/30/13(5) to 12/31/13	11.69	0.07	1.66	1.73	(0.08)	(0.04)	(0.12)	1.61	13.30	14.64	(7)	140	1.45	(6)	1.50	(6)	0.89	(6)	108
Real Estate Securities Series
Class A
1/1/14 to 6/30/14(9)	$23.33	0.23	3.98	4.21	(0.15)	(0.91)	(1.06)	3.15	$26.48	18.08	%(7)	$101,553	1.16	%(6)	1.26	%(6)	1.84	%(6)	7	%(7)
1/1/13 to 12/31/13	27.78	0.34	(0.05)	0.29	(0.43)	(4.31)	(4.74)	(4.45)	23.33	0.90		90,794	1.16		1.22		1.20		26
1/1/12 to 12/31/12	26.18	0.30	4.10	4.40	(0.29)	(2.51)	(2.80)	1.60	27.78	16.98		102,399	1.11	(8)	1.20		1.03		18
1/1/11 to 12/31/11	25.43	0.24	2.25	2.49	(0.19)	(1.55)	(1.74)	0.75	26.18	9.87		103,114	1.10		1.22		0.90		22
1/1/10 to 12/31/10	20.25	0.28	5.35	5.63	(0.45)	—	(0.45)	5.18	25.43	28.00		110,769	1.10		1.11		1.23		36
1/1/09 to 12/31/09	16.26	0.44	4.12	4.56	(0.57)	—	(0.57)	3.99	20.25	29.11		112,750	1.10		1.11		2.80		43

Class I
1/1/14 to 6/30/14(9)	$23.30	0.26	3.98	4.24	(0.18)	(0.91)	(1.09)	3.15	$26.45	18.25	%(7)	$120	0.91	%(6)	1.01	%(6)	2.07	%(6)	7	%(7)
4/30/13(5) to 12/31/13	30.96	0.23	(3.08)	(2.85)	(0.50)	(4.31)	(4.81)	(7.66)	23.30	(10.45	)(7)	102	0.91	(6)	0.98	(6)	1.23	(6)	26
Small-Cap Growth Series
Class A
1/1/14 to 6/30/14(9)	$21.72	(0.07)	(0.68)	(0.75)	—	(0.54)	(0.54)	(1.29)	$20.43	(3.45	)%(7)	$63,000	1.19	%(6)	1.38	%(6)	(0.73	)%(6)	10	%(7)
1/1/13 to 12/31/13	15.66	(0.12)	6.39	6.27	(0.05)	(0.16)	(0.21)	6.06	21.72	40.20		70,948	1.19		1.33		(0.63)		28
1/1/12 to 12/31/12	14.03	0.07	1.59	1.66	(0.03)	—	(0.03)	1.63	15.66	11.81		59,898	1.07	(8)	1.32		0.44		16
1/1/11 to 12/31/11	13.24	(0.02)	2.23	2.21	—	(1.42)	(1.42)	0.79	14.03	16.59		64,868	1.05		1.35		(0.15)		35
1/1/10 to 12/31/10	11.66	(0.07)	1.65	1.58	—	—	—	1.58	13.24	13.53		68,463	1.05		1.33		(0.55)		179
1/1/09 to 12/31/09	9.53	(0.08)	2.21	2.13	—	—	—	2.13	11.66	22.39		26,310	1.05		1.41		(0.83)		262

Class I
1/1/14 to 6/30/14(9)	$21.75	(0.05)	(0.67)	(0.72)	—	(0.54)	(0.54)	(1.26)	$20.49	(3.31	)%(7)	$229	0.94	%(6)	1.13	%(6)	(0.47	)%(6)	10	%(7)
4/30/13(5) to 12/31/13	17.29	(0.03)	4.70	4.67	(0.05)	(0.16)	(0.21)	4.46	21.75	26.28	(7)	137	0.94	(6)	1.07	(6)	(0.23	)(6)	28
Small-Cap Value Series
Class A
1/1/14 to 6/30/14(9)	$17.72	0.02	(0.61)	(0.59)	(0.03)	—	(0.03)	(0.62)	$17.10	(3.31	)%(7)	$117,821	1.20	%(6)	1.41	%(6)	0.26	%(6)	12	%(7)
1/1/13 to 12/31/13	12.66	0.04	5.11	5.15	(0.09)	—	(0.09)	5.06	17.72	40.77		135,352	1.20		1.35		0.25		14
1/1/12 to 12/31/12	11.99	0.29	0.67	0.96	(0.29)	—	(0.29)	0.67	12.66	8.13		118,741	1.29	(8)	1.34		2.29		17
1/1/11 to 12/31/11	12.33	0.12	0.48	0.60	(0.10)	(0.84)	(0.94)	(0.34)	11.99	4.54		129,907	1.30		1.36		0.95		22
1/1/10 to 12/31/10	10.55	0.15	1.69	1.84	(0.06)	—	(0.06)	1.78	12.33	17.40		151,281	1.30		1.41		1.34		69
1/1/09 to 12/31/09	8.77	0.01	1.81	1.82	(0.04)	—	(0.04)	1.78	10.55	20.90		38,421	1.30		1.51		0.14		153

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(3)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(4)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Strategic Allocation Series
Class A
1/1/14 to 6/30/14(9)	$14.41	0.14	0.76	0.90	(0.16)	(0.20)	(0.36)	0.54	$14.95	6.27	%(7)	$136,721	0.98	%(6)	1.10	%(6)	1.89	%(6)	17	%(7)
1/1/13 to 12/31/13	13.48	0.27	2.13	2.40	(0.29)	(1.18)	(1.47)	0.93	14.41	17.99		137,453	0.98		1.06		1.88		49
1/1/12 to 12/31/12	12.17	0.29	1.33	1.62	(0.31)	—	(0.31)	1.31	13.48	13.42		135,046	0.87	(8)	1.05		2.18		72
1/1/11 to 12/31/11	12.22	0.30	(0.06)	0.24	(0.29)	—	(0.29)	(0.05)	12.17	1.91		138,124	0.85		1.07		2.39		43
1/1/10 to 12/31/10	11.11	0.30	1.14	1.44	(0.33)	—	(0.33)	1.11	12.22	13.20		158,322	0.85		0.96		2.61		42
1/1/09 to 12/31/09	9.25	0.29	1.94	2.23	(0.37)	—	(0.37)	1.86	11.11	24.51		170,247	0.85		0.95		2.98		89

Footnote Legend:

(1)	Computed using average shares outstanding.
(2)	Series is currently under its expense limitation.
(3)	The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(4)	Each Series will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(5)	Inception date
(6)	Annualized
(7)	Not Annualized
(8)	Blended net expense ratio.
(9)	Unaudited.
(10)	See Note 3D in the Notes to Financial Statements for information on recapture of expenses previously waived.
(11)	Prior to recapture of previously waived expenses, the gross ratio was 1.62% and 1.38% for Class A and Class I respectively.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2014 (Unaudited)

Note 1—Organization

Virtus Variable Insurance Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was formed on February 18, 1986 as a Massachusetts business trust, commenced operations on December 5, 1986 and was reorganized as a Delaware statutory trust on February 14, 2011.

The Trust is organized with series, which are currently available only to separate accounts of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies. As of the date of this report the Trust is comprised of nine series (each a “Series”), each having a distinct investment objective as outlined below.

Series Name	Each Series Seeks to Provide
Capital Growth Series	Long-term growth of capital
Growth and Income Series	Capital appreciation and current income
International Series	High total return consistent with reasonable risk
Multi-Sector Fixed Income Series	Long-term total return
Premium AlphaSector® Series	Long-term capital appreciation
Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis
Small-Cap Growth Series	Long-term capital growth
Small-Cap Value Series	Long-term capital appreciation
Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk

Each Series offers Class A shares, and the International Series, Multi-Sector Fixed Income Series, Premium AlphaSector® Series, Real Estate Securities Series and Small-Cap Growth Series also offer Class I shares.

Note 2—Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Series, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board, and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Series utilizes a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Series calculates its net asset value (“NAV”) (generally 4 p.m. Eastern time, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases a Series fair values non-U.S. securities using an external pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, Exchange-traded funds (“ETFs”), and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives such as options that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts and equity-linked Instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both types of investment companies are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain non-U.S. securities, as soon as the Series is notified. Interest income is recorded on the accrual basis. Each Series amortizes premiums and accretes discounts using the effective interest method.

Dividend income from investments in real estate investment trusts (“REITs”) is recorded using management’s estimate of the income included in distributions received from such investments, distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Series is treated as a separate taxable entity. Each Series intends to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Series may be subject to non-U.S. taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

As of June 30, 2014, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2010 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, non-U.S. currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Series and other affiliated mutual funds are allocated in proportion to the net assets of each such Series/fund, except where allocation of direct expense to each Series/fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Series bears directly, the contract owners, as investors in the Series, indirectly bear the Series’ pro-rata expenses of any underlying mutual funds in which the Series invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Series do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

G.	Loan Agreements

Certain Series may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan Agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Series may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Series’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Series generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Series may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Series purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Series may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At June 30, 2014, all loan agreements held by the Series are assignment loans.

H.	When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Series may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Series to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Series to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Series records when-issued and delayed delivery securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I.	Securities Lending

Certain Series may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, a Series is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Series net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. At June 30, 2014, the following Series had securities on loan ($ reported in thousands):

	Market Value	Cash Collateral
Growth and Income Series	$2,834	$2,887
Strategic Allocation Series	1,558	1,586

Securities lending for all Series was suspended effective June 23, 2014. All recalls were initiated as of that date and all loans were returned after the period ended June 30, 2014.

Note 3—Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust. The Adviser manages the Series’ investment programs and general operations of the Series, including oversight of the Series’ subadvisers.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

As compensation for its service to the Series, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Series:

Series	First $250 Million	Next $250 Million	Over $500 Million
Capital Growth Series	0.70%	0.65%	0.60%
Growth & Income Series	0.70	0.65	0.60
International Series	0.75	0.70	0.65
Multi-Sector Fixed Income Series	0.50	0.45	0.40
Strategic Allocation Series	0.60	0.55	0.50

	First $1 Billion	Next $1 Billion	Over $2 Billion
Real Estate Securities Series	0.75%	0.70%	0.65%

	First $1 Billion	$1+ Billion
Small-Cap Growth Series	0.85%	0.80%

	First $400 Million	$400 Million to $1 Billion	Over $1 Billion
Small-Cap Value Series	0.90%	0.85%	0.80%

		Rate
Premium AlphaSector® Series		1.10%

B.	Subadvisers

The subadvisers manage the investments of each Series, for which they are paid a fee by the Adviser. A list of the subadvisers and the Series they serve is as follows:

Series	Subadviser
Capital Growth Series	Kayne Anderson Rudnick Investment Management LLC (“KAR”)*
Growth & Income Series	Euclid Advisors LLC (“Euclid”)*
International Series	Aberdeen Asset Management, Inc.
Multi-Sector Fixed Income Series	Newfleet Asset Management, LLC (“NF”)*

Series	Subadviser
Premium AlphaSector® Series	F-Squared Institutional Advisors, LLC and Euclid*
Real Estate Securities Series	Duff & Phelps Investment Management Co.*
Small-Cap Growth Series	KAR*
Small-Cap Value Series	KAR*
Strategic Allocation Series :
Equity Portfolio	Euclid*
Fixed Income Portfolio	NF*

*	An indirect wholly-owned subsidiary of Virtus.

C.	Expense Limits

The Adviser has extended the contractual agreement to limit total operating expenses of certain Series of the Trust through April 30, 2015, (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any) so that such expenses do not exceed the following percentages of average net assets:

	Maximum Total Operating Expenses
	Class A	Class I
Capital Growth Series	1.03%	—
Growth & Income Series	0.98	—
International Series	1.18	0.93%
Multi-Sector Fixed Income Series	0.94	0.69
Premium AlphaSector® Series	1.70	1.45
Real Estate Securities Series	1.16	0.91
Small-Cap Growth Series	1.19	0.94
Small-Cap Value Series	1.20	—
Strategic Allocation Series	0.98	—

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

D.	Expense Recapture

The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Series must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration Date
	2014	2015	2016	Total
Capital Growth Series	$423	$334	$211	$968
Growth & Income Series	449	335	231	1,015
International Series	613	407	—	1,020
Multi-Sector Fixed Income Series	466	327	34	827
Premium AlphaSector® Series*	49	8	9	66
Real Estate Securities Series	133	95	57	285
Small-Cap Growth Series	205	155	88	448
Small-Cap Value Series	91	69	194	354
Strategic Allocation Series	330	253	112	695

*	The Adviser is currently recapturing previously waived or reimbursed expenses.

E.	Administrator and Distributor

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus serves as Administrator to the Series.

For the six months ended June 30, 2014 (the “period”), the Series incurred administration fees, totaling $632, which are included in the Statement of Operations. A portion of these fees was paid to an outside entity that also provides services to the Series.

VP Distributors LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus serves as the distributor for all the Series’ shares. Each Series pays VP Distributors distribution and/or service fees under a Board approved Rule 12b-1 plan, at the annual rate of 0.25% of the average daily net assets of such Series’ Class A shares. Class I shares are not subject to a Rule 12b-1 plan. For the period ended June 30, 2014, the Series incurred distribution fees totaling $1,591, which are included in the Statement of Operations. A portion of these fees was paid to certain insurance companies for marketing and/or shareholder services provided to contract owners.

F.	Affiliated Accounts

At June 30, 2014, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of certain Series which may be redeemed at any time that aggregate the following:

	Shares	Aggregate Net Asset Value
International Series
Class I	5,645	$110
Multi-Sector Fixed Income Series
Class I	10,666	105
Premium AlphaSector® Series
Class I	8,659	122
Real Estate Securities Series
Class I	4,003	106
Small-Cap Growth Series
Class I	5,959	122

G.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds or variable annuities selected by the Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at June 30, 2014.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

Note 4—Purchases and Sales of Securities

($ reported in thousands except as noted)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term investments) during the period ended June 30, 2014, were as follows:

	Purchases	Sales
Capital Growth Series	$23,915	$35,610
Growth and Income Series	22,347	34,669
International Series	13,530	29,436
Multi-Sector Fixed Income Series	48,047	49,717
Premium AlphaSector® Series	40,436	28,984
Real Estate Securities Series	7,067	11,576
Small-Cap Growth Series	6,129	11,273
Small-Cap Value Series	14,803	29,872
Strategic Allocation Series	21,218	26,348

Purchases and sales of long-term U.S. Government and agency securities during the period ended June 30, 2014, were as follows:

	Purchases	Sales
Strategic Allocation Series	$1,148	$2,487

Note 5—Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series’ ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Certain Series may invest in ETFs, which may expose the Series to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.

Investing in sector funds or non-diversified funds may be more volatile than investing in broadly diversified funds, and may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified.

Certain Series may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investments objectives. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if the Series did not concentrate its investments in such sectors.

At June 30, 2014, the Series below held securities in specific sectors as detailed below:

Series	Sector	Percentage of Total Investments
Capital Growth Series	Information Technology	34%
Small-Cap Growth Series	Information Technology	32
Small-Cap Value Series	Information Technology	25

Note 6—Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment; whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price; the extent of market making activity in the investment; and the nature of the market for investment. Illiquid securities are noted as such within each Series’ Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where the subadviser determines that some, not all of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series.

Restricted securities are illiquid securities as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Series will bear any costs, including those involved in registration under the 1933 Act in connection with the disposition of such securities.

At June 30, 2014, the Series did not hold any securities that were both illiquid and restricted.

Note 7—Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its Series. In addition in the normal course of business, the Series

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

enter into contracts that provide a variety of indemnifications to other parties. The Series’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Series and that have not occurred. However, the Series have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 8—Manager of Managers

The Trust and the Adviser have each received an exemptive order from the SEC that permits the Adviser, subject to certain conditions and without the approval of shareholders to: (a) employ a new unaffiliated subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.

Note 9—Mixed and Shared Funding

Shares of the Series are not directly offered to the public. Shares of the Series are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in U.S. federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Trust’s Trustees do not foresee any such differences or disadvantages at this time. However, the Trust’s Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Series, or shares of another Series may be substituted.

Note 10—Federal Income Tax Information

($ reported in thousands except as noted)

At June 30, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Series were as follows:

Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Growth Series	$143,831	$70,038	$(1,511)	$68,527
Growth & Income Series	99,943	47,617	(464)	47,153
International Series	198,409	123,536	(5,282)	118,254
Multi-Sector Fixed Income Series	168,935	8,747	(2,097)	6,650
Premium AlphaSector® Series	28,868	2,952	(79)	2,873
Real Estate Securities Series	56,935	44,841	(279)	44,562
Small-Cap Growth Series	45,549	18,254	(14)	18,240
Small-Cap Value Series	85,553	33,113	(1,096)	32,017
Strategic Allocation Series	109,665	28,684	(498)	28,186

(1)	Amount less than $500.

The following Series have capital loss carryovers, which may be used to offset future capital gains, as follows:

	Expiration Year
Series	2016	2017	Total
Capital Growth Series	$29,867	$26,333	$56,200
International Series	—	15,194	15,194
Multi-Sector Fixed Income Series	—	3,391	3,391
Small-Cap Value Series	7,014	—	7,014

The Trust may not realize the benefit of these losses to the extent each Series does not realize gains on investments prior to the expiration of the capital loss carryovers. The Small-Cap Value Series amount includes losses acquired in connection with mergers. Utilization of this capital loss carryover is subject to annual limits.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 11—Subsequent Events

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements:

VIRTUS VARIABLE INSURANCE TRUST

100 Pearl Street

Hartford, CT 06103-4506

Trustees

George R. Aylward

Thomas J. Brown

Roger A. Gelfenbien

Eunice S. Groark

John R. Mallin

Hassell H. McClellan

Philip R. McLoughlin

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Nancy J. Engberg, Vice President and Chief Compliance Officer

Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary

Yvonne I. Pytlik, Anti-Money Laundering Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

Bank of New York Mellon

4400 Computer Drive

Westborough, MA 01581-1722

Custodian

JPMorgan Chase Bank NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services1-800-367-5877

Web sitewww.Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-367-5877.

For more information about the Virtus Variable Insurance Trust, please contact us at 1-800-367-5877 or Virtus.com.

8508	08-14

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    09/05/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    09/05/14

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date    09/05/14

* Print the name and title of each signing officer under his or her signature.